UNITEDSTATES

SECURITIESANDEXCHANGECOMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09999
Exact name of registrant as specified in charter:	Prudential Investment Portfolios 2

(This Form N-CSR relates solely to the Registrant's: PGIM QMA Emerging Markets Equity Fund and PGIM QMA International Developed Markets Index Fund)

Address of principal executive offices:	655 Broad Street, 17th Floor
Newark, New Jersey 07102
Name and address of agent for service:	Andrew R. French
655 Broad Street, 17th Floor
Newark, New Jersey 07102
Registrant's telephone number, including area code:	800-225-1852
Date of fiscal year end:	10/31/2020
Date of reporting period:	4/30/2020

Item 1 – Reports to Stockholders

PGIM QMA EMERGING MARKETS EQUITY FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

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Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA Emerging Markets Equity Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA Emerging Markets Equity Fund

June 15, 2020

PGIM QMA Emerging Markets Equity Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	(without sales charges)	Average Annual Total Returns as of 4/30/20 (with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–11.09	–14.25	2.66 (11/29/16)
MSCI Emerging Markets Index
	–10.50	–12.00	4.46

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

MSCI Emerging Markets Index—The MSCI Emerging Markets Index is an unmanaged free float-adjusted market capitalization-weighted index that is designed to measure equity market performance of emerging markets. It consists of the following 24 emerging market country indexes: Brazil, Chile, China, Colombia, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, South Africa, Taiwan, Thailand, Turkey, and the United Arab Emirates.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

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Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
Alibaba Group Holding Ltd., ADR	Internet & Direct Marketing Retail	China	7.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	Semiconductors & Semiconductor Equipment	Taiwan	5.3%
Tencent Holdings Ltd.	Interactive Media & Services	China	5.3%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	4.1%
iShares MSCI Emerging Markets ETF	Exchange-Traded Funds	United States	2.3%
iShares MSCI Saudi Arabia ETF	Exchange-Traded Funds	United States	2.1%
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	Insurance	China	1.6%
China Construction Bank Corp. (Class H Stock)	Banks	China	1.4%
JD.com, Inc., ADR	Internet & Direct Marketing Retail	China	1.3%
Hon Hai Precision Industry Co. Ltd.	Electronic Equipment, Instruments & Components	Taiwan	1.3%

Holdings reflect only long-term investments and are subject to change.

PGIM QMA Emerging Markets Equity Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution, and/or service (12b-1) fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

The Fund’s transfer agent may charge additional fees to holders of certain accounts that are not included in the expenses shown in the table on the following page. These fees apply to individual retirement accounts (IRAs) and Section 403(b) accounts. As of the close of the six-month period covered by the table, IRA fees included an annual maintenance fee of $15 per account (subject to a maximum annual maintenance fee of $25 for all accounts held by the same shareholder). Section 403(b) accounts are charged an annual $25 fiduciary maintenance fee. Some of the fees may vary in amount, or may be waived, based on your total account balance or the number of PGIM funds, including the Fund, that you own. You should consider the additional fees that were charged to your Fund account over the six-month period when you estimate the total ongoing expenses paid over the period

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and the impact of these fees on your ending account value, as these additional expenses are not reflected in the information provided in the expense table. Additional fees have the effect of reducing investment returns.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line for each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

PGIM QMA Emerging Markets Equity Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$889.10	1.20%	$5.64
Hypothetical	$1,000.00	$1,018.90	1.20%	$6.02

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund’s fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA Emerging Markets Equity Fund	7

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 100.1%

COMMON STOCKS 92.9%

Brazil 2.5%
Banco Bradesco SA	7,274	$23,663
Banco do Brasil SA	21,500	112,009
Banco Santander Brasil SA, UTS	2,200	10,826
BB Seguridade Participacoes SA	27,300	133,139
BR Malls Participacoes SA	10,900	20,145
Centrais Eletricas Brasileiras SA	1,200	5,404
Hypera SA	2,300	12,312
IRB Brasil Resseguros S/A	3,600	6,832
Petrobras Distribuidora SA	3,700	13,425
Petroleo Brasileiro SA	19,800	68,162
TIM Participacoes SA	35,800	83,280
Vale SA	14,232	118,009
WEG SA	14,000	102,337

		709,543

Chile 1.1%
Cencosud SA	86,528	104,675
Colbun SA	679,585	99,712
Enel Americas SA	194,492	31,914
Latam Airlines Group SA	20,000	75,578

		311,879

China 39.8%
Alibaba Group Holding Ltd., ADR*	9,900	2,006,433
Anhui Conch Cement Co. Ltd. (Class H Stock)	35,000	274,019
ANTA Sports Products Ltd.	14,000	118,174
Baidu, Inc., ADR*	1,700	171,581
Bank of Beijing Co. Ltd. (Class A Stock)	72,800	51,075
Bank of China Ltd. (Class H Stock)	850,000	324,619
Bank of Communications Co. Ltd. (Class H Stock)	338,000	214,448
Bank of Guiyang Co. Ltd. (Class A Stock)	16,000	17,828
Bank of Jiangsu Co. Ltd. (Class A Stock)	34,300	29,245
Bank of Shanghai Co. Ltd. (Class A Stock)	41,400	47,720
Beijing Enterprises Holdings Ltd.	2,500	8,887
Centre Testing International Group Co. Ltd. (Class A Stock)	7,800	18,795
China CITIC Bank Corp. Ltd. (Class H Stock)	285,000	139,080
China Coal Energy Co. Ltd. (Class H Stock)	66,000	17,647
China Construction Bank Corp. (Class H Stock)	506,000	410,546
China International Travel Service Corp. Ltd. (Class A Stock)	1,489	19,259
China Lesso Group Holdings Ltd.	20,000	28,466
China Medical System Holdings Ltd.	146,000	173,102

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
China Merchants Bank Co. Ltd. (Class H Stock)	20,500	$97,680
China Minsheng Banking Corp. Ltd. (Class H Stock)	314,500	235,204
China Mobile Ltd.	14,500	116,691
China National Accord Medicines Corp. Ltd. (Class A Stock)	3,900	22,706
China National Building Material Co. Ltd. (Class H Stock)	191,000	239,480
China National Chemical Engineering Co. Ltd. (Class A Stock)	18,600	16,121
China Resources Cement Holdings Ltd.	58,000	78,515
China State Construction Engineering Corp. Ltd. (Class A Stock)	70,000	51,592
CITIC Ltd.	186,000	193,430
CNOOC Ltd.	10,000	11,329
Country Garden Services Holdings Co. Ltd.	22,000	100,967
Financial Street Holdings Co. Ltd. (Class A Stock)	13,800	13,505
Fujian Sunner Development Co. Ltd. (Class A Stock)	9,000	27,563
G-bits Network Technology Xiamen Co. Ltd. (Class A Stock)	800	42,646
Gemdale Corp. (Class A Stock)	9,800	18,424
Hangzhou Tigermed Consulting Co. Ltd. (Class A Stock)	1,900	20,629
Hefei Meiya Optoelectronic Technology, Inc. (Class A Stock)	5,584	33,059
Hengan International Group Co. Ltd.	9,500	84,408
HLA Corp. Ltd. (Class A Stock)	5,900	5,315
Huaxin Cement Co. Ltd. (Class A Stock)	13,900	51,835
Hunan Valin Steel Co. Ltd. (Class A Stock)*	85,800	48,178
Industrial & Commercial Bank of China Ltd. (Class H Stock)	474,000	320,645
Industrial Bank Co. Ltd. (Class A Stock)	8,800	20,562
JD.com, Inc., ADR*	8,500	366,350
Jinke Properties Group Co. Ltd. (Class A Stock)	16,300	18,261
Kweichow Moutai Co. Ltd. (Class A Stock)	100	17,764
KWG Group Holdings Ltd.*	89,500	131,650
Li Ning Co. Ltd.	43,500	137,099
Logan Property Holdings Co. Ltd.	55,000	86,587
Longfor Group Holdings Ltd., 144A	9,500	47,679
Luxshare Precision Industry Co. Ltd. (Class A Stock)	7,100	46,693
Luye Pharma Group Ltd., 144A(a)	173,500	84,488
Metallurgical Corp. of China Ltd. (Class H Stock)	388,000	67,446
NetEase, Inc., ADR	900	310,464
New China Life Insurance Co. Ltd. (Class H Stock)	33,700	116,619
New Oriental Education & Technology Group, Inc., ADR*	2,200	280,852
PICC Property & Casualty Co. Ltd. (Class H Stock)	98,000	93,564
Ping An Insurance Group Co. of China Ltd. (Class H Stock)	44,500	458,575
Poly Developments & Holdings Group Co. Ltd. (Class A Stock)	23,173	52,802
Postal Savings Bank of China Co. Ltd. (Class H Stock), 144A	42,000	25,193
Sany Heavy Industry Co. Ltd. (Class A Stock)	16,700	46,224
Shandong Buchang Pharmaceuticals Co. Ltd. (Class A Stock)	5,200	16,176
Shandong Weigao Group Medical Polymer Co. Ltd. (Class H Stock)	72,000	109,332

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

China (cont’d.)
Shanghai M&G Stationery, Inc. (Class A Stock)	4,688	$33,970
Shanghai Pudong Development Bank Co. Ltd. (Class A Stock)	42,400	63,398
Shanghai Yuyuan Tourist Mart Group Co. Ltd. (Class A Stock)	39,400	42,297
Shanxi Xishan Coal & Electricity Power Co. Ltd. (Class A Stock)	45,400	30,243
Shenzhen Goodix Technology Co. Ltd. (Class A Stock)	1,100	36,716
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (Class A Stock)	1,600	57,723
Shenzhen Overseas Chinese Town Co. Ltd. (Class A Stock)	31,000	28,457
Shimao Property Holdings Ltd.	25,000	100,364
Shui On Land Ltd.	965,000	170,529
Sichuan Swellfun Co. Ltd. (Class A Stock)	3,800	24,644
Sinotruk Hong Kong Ltd.	3,500	7,042
Sunac China Holdings Ltd.	11,000	48,593
TAL Education Group, ADR*	1,000	54,190
Tencent Holdings Ltd.	28,300	1,497,781
Tingyi Cayman Islands Holding Corp.	10,000	17,642
Uni-President China Holdings Ltd.	44,000	44,290
Vipshop Holdings Ltd., ADR*	13,800	219,834
Want Want China Holdings Ltd.	26,000	18,653
Weichai Power Co. Ltd. (Class H Stock)	82,000	143,148
Wens Foodstuffs Group Co. Ltd. (Class A Stock)	11,300	48,141
Wuhu Sanqi Interactive Entertainment Network Technology Group Co. Ltd. (Class A Stock)	9,900	50,312
XCMG Construction Machinery Co. Ltd. (Class A Stock)	23,400	18,313
Yealink Network Technology Corp. Ltd. (Class A Stock)	3,100	39,489
Yum China Holdings, Inc.	600	29,076
Zhongsheng Group Holdings Ltd.	3,000	12,079
Zoomlion Heavy Industry Science & Technology Co. Ltd. (Class A Stock)	54,400	49,108

		11,321,258

Colombia 0.6%
Bancolombia SA	1,330	8,513
Ecopetrol SA	322,154	168,441

		176,954

Greece 1.1%
Hellenic Telecommunications Organization SA	12,498	164,556
JUMBO SA	9,817	153,414

		317,970

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong 0.2%
Sino Biopharmaceutical Ltd.	36,000	$52,586

Hungary 0.2%
Richter Gedeon Nyrt	2,254	48,243

India 7.0%
Bajaj Auto Ltd.	452	15,629
Bajaj Finance Ltd.	3,324	101,377
Bharti Infratel Ltd.	18,839	43,747
Cipla Ltd.	2,304	17,959
Coal India Ltd.	6,613	12,965
Dr. Reddy’s Laboratories Ltd.	1,368	71,333
Eicher Motors Ltd.	63	12,263
GAIL India Ltd.	66,984	84,853
HCL Technologies Ltd.	29,428	211,687
HDFC Asset Management Co. Ltd., 144A	224	7,507
Hindalco Industries Ltd.	6,474	11,058
Hindustan Unilever Ltd.	3,288	95,584
Housing Development Finance Corp. Ltd.	2,901	73,329
Info Edge India Ltd.	323	10,813
Infosys Ltd., ADR	5,700	52,611
ITC Ltd.	48,377	116,519
LIC Housing Finance Ltd.	2,645	9,860
NTPC Ltd.	136,426	171,288
Oil & Natural Gas Corp. Ltd.	127,250	134,270
Petronet LNG Ltd.	3,153	10,141
Power Grid Corp. of India Ltd.	84,027	180,572
Reliance Industries Ltd.	3,374	65,514
Reliance Industries Ltd., 144A, GDR	2,913	111,034
Shriram Transport Finance Co. Ltd.	904	9,263
Tata Steel Ltd.	17,421	68,031
Tech Mahindra Ltd.	28,178	203,537
Wipro Ltd.	33,520	84,983

		1,987,727

Indonesia 1.2%
Adaro Energy Tbk PT	2,222,300	137,022
Gudang Garam Tbk PT	14,800	45,071
Indofood CBP Sukses Makmur Tbk PT	31,600	20,978
Indofood Sukses Makmur Tbk PT	343,400	150,364

		353,435

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Luxembourg 0.0%
Reinet Investments SCA	803	$12,787

Malaysia 0.8%
AMMB Holdings Bhd	117,600	81,125
Dialog Group Bhd	19,100	14,723
Hartalega Holdings Bhd	9,900	17,474
Malaysia Airports Holdings Bhd	5,300	6,429
MISC Bhd	6,000	10,960
PPB Group Bhd	3,000	11,419
RHB Bank Bhd	73,300	80,764

		222,894

Mexico 2.3%
America Movil SAB de CV (Class L Stock)	332,300	200,750
Fibra Uno Administracion SA de CV, REIT	16,700	13,865
Gruma SAB de CV (Class B Stock)	1,120	10,604
Grupo Aeroportuario del Pacifico SAB de CV (Class B Stock)	1,900	11,795
Grupo Aeroportuario del Sureste SAB de CV (Class B Stock)	6,065	60,602
Kimberly-Clark de Mexico SAB de CV (Class A Stock)	82,600	116,698
Wal-Mart de Mexico SAB de CV	103,700	250,290

		664,604

Philippines 1.8%
Globe Telecom, Inc.	4,755	206,838
PLDT, Inc.	9,850	253,254
SM Investments Corp.	2,210	36,851

		496,943

Poland 0.8%
CD Projekt SA	2,349	202,798
KGHM Polska Miedz SA*	710	13,186
Powszechna Kasa Oszczednosci Bank Polski SA	2,779	14,746

		230,730

Qatar 1.9%
Commercial Bank PSQC (The)	162,515	178,290
Masraf Al Rayan QSC	189,840	198,598
Qatar Islamic Bank SAQ	37,488	159,581

		536,469

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Russia 3.6%
Gazprom PJSC	80,830	$204,816
Inter RAO UES PJSC	450,000	30,044
LUKOIL PJSC	3,714	233,233
MMC Norilsk Nickel PJSC	432	116,449
Mobile TeleSystems PJSC, ADR	800	6,856
Novatek PJSC, GDR	887	125,506
Polyus PJSC	693	110,998
Rosneft Oil Co. PJSC	1,790	7,990
Sberbank of Russia PJSC, ADR	8,306	87,774
Surgutneftegas PJSC	37,200	18,058
Tatneft PJSC	8,924	63,269
X5 Retail Group NV, GDR	687	20,372

		1,025,365

South Africa 3.8%
Anglo American Platinum Ltd.	2,768	145,775
Aspen Pharmacare Holdings Ltd.*	25,373	158,245
Impala Platinum Holdings Ltd.	16,526	100,146
Investec Ltd.	24,414	50,535
Kumba Iron Ore Ltd.	7,408	140,563
Life Healthcare Group Holdings Ltd.	79,471	76,486
Momentum Metropolitan Holdings	108,753	102,440
MultiChoice Group*	2,184	10,272
Naspers Ltd. (Class N Stock)	1,125	176,321
Netcare Ltd.	6,499	5,444
Old Mutual Ltd.	27,166	19,647
PSG Group Ltd.	800	6,864
SPAR Group Ltd. (The)	8,282	79,119

		1,071,857

South Korea 11.2%
BNK Financial Group, Inc.	2,507	10,340
Daelim Industrial Co. Ltd.	1,873	134,216
Hana Financial Group, Inc.	8,481	192,718
Hankook Tire & Technology Co. Ltd.	392	6,752
Hyundai Glovis Co. Ltd.	236	19,587
Hyundai Mobis Co. Ltd.	1,280	179,220
Kakao Corp.	289	43,763
Kangwon Land, Inc.	612	12,558
KB Financial Group, Inc.	7,797	220,368
Kia Motors Corp.	9,233	225,503
Korea Investment Holdings Co. Ltd.	1,050	43,009
Korea Zinc Co. Ltd.	45	14,295

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
KT&G Corp.	3,141	$208,557
Kumho Petrochemical Co. Ltd.	3,232	201,554
LG Innotek Co. Ltd.	200	21,712
NCSoft Corp.	84	44,247
POSCO	477	71,716
Samsung Card Co. Ltd.	2,523	61,996
Samsung Electronics Co. Ltd.	28,843	1,181,563
Shinhan Financial Group Co. Ltd.	7,403	186,099
SK Hynix, Inc.	1,326	89,911
SK Telecom Co. Ltd.	107	18,596

		3,188,280

Taiwan 11.3%
Asia Cement Corp.	19,000	27,940
Chicony Electronics Co. Ltd.	60,000	169,921
China Development Financial Holding Corp.	233,000	70,807
Feng TAY Enterprise Co. Ltd.	1,900	10,878
Globalwafers Co. Ltd.	1,000	12,829
Hon Hai Precision Industry Co. Ltd.	138,000	356,586
Hua Nan Financial Holdings Co. Ltd.	43,000	28,014
Novatek Microelectronics Corp.	3,000	18,661
Pegatron Corp.	36,000	79,648
Pou Chen Corp.	12,000	11,339
Powertech Technology, Inc.	57,000	191,706
Realtek Semiconductor Corp.	6,000	51,453
SinoPac Financial Holdings Co. Ltd.	492,000	200,665
Taiwan Cement Corp.	27,000	39,150
Taiwan Semiconductor Manufacturing Co. Ltd.	148,000	1,499,328
Win Semiconductors Corp.	2,000	17,891
Wistron Corp.	15,000	14,170
Wiwynn Corp.	8,000	205,626
Yuanta Financial Holding Co. Ltd.	390,000	222,492

		3,229,104

Thailand 1.2%
Advanced Info Service PCL	18,200	111,162
Bangkok Dusit Medical Services PCL	19,200	12,256
BTS Group Holdings PCL	410,200	144,838
Charoen Pokphand Foods PCL	60,000	49,902
PTT Exploration & Production PCL	7,500	19,344

		337,502

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Turkey 0.5%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,996	$23,669
Coca-Cola Icecek A/S	20,071	105,965
Eregli Demir ve Celik Fabrikalari TAS	7,416	8,589
Turkcell Iletisim Hizmetleri A/S	6,332	12,672

		150,895

TOTAL COMMON STOCKS (cost $25,993,331)		26,447,025

EXCHANGE-TRADED FUNDS 4.4%

United States
iShares MSCI Emerging Markets ETF(a)	18,049	661,315
iShares MSCI Saudi Arabia ETF	23,800	608,566

TOTAL EXCHANGE-TRADED FUNDS (cost $1,354,595)		1,269,881

PREFERRED STOCKS 2.8%

Brazil 1.3%
Banco Bradesco SA (PRFC)	15,510	54,791
Centrais Eletricas Brasileiras SA (PRFC B)	21,500	109,162
Cia Energetica de Minas Gerais (PRFC)	4,900	8,533
Lojas Americanas SA (PRFC)	3,900	17,930
Petroleo Brasileiro SA (PRFC)	50,900	169,046
Telefonica Brasil SA (PRFC)	2,400	20,324

		379,786

Chile 0.5%
Embotelladora Andina SA (PRFC B)	54,556	130,297
Sociedad Quimica y Minera de Chile SA (PRFC B)	572	13,599

		143,896

Colombia 0.4%
Bancolombia SA (PRFC)	17,018	111,935

See Notes to Financial Statements.

16

Description	Shares	Value
PREFERRED STOCKS (Continued)

South Korea 0.6%
Samsung Electronics Co. Ltd. (PRFC)	4,404	$152,236

TOTAL PREFERRED STOCKS (cost $1,268,094)		787,853

TOTAL LONG-TERM INVESTMENTS (cost $28,616,020)		28,504,759

SHORT-TERM INVESTMENTS 2.6%

AFFILIATED MUTUAL FUNDS
PGIM Core Ultra Short Bond Fund(w)	161,903	161,903
PGIM Institutional Money Market Fund (cost $566,936; includes $566,650 of cash collateral for securities on loan)(b)(w)	567,532	567,418

TOTAL SHORT-TERM INVESTMENTS (cost $728,839)		729,321

TOTAL INVESTMENTS 102.7% (cost $29,344,859)		29,234,080
Liabilities in excess of other assets (2.7)%		(766,772)

NET ASSETS 100.0%		$28,467,308

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ADR—American Depositary Receipt

ETF—Exchange-Traded Fund

GDR—Global Depositary Receipt

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PJSC—Public Joint-Stock Company

PRFC—Preference Shares

REITs—Real Estate Investment Trust

UTS—Unit Trust Security

*	Non-income producing security.
(a)

All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $542,354; cash collateral of $566,650 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.

(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Brazil	$709,543	$—	$—
Chile	311,879	—	—
China	3,475,496	7,845,762	—
Colombia	176,954	—	—
Greece	—	317,970	—
Hong Kong	—	52,586	—
Hungary	—	48,243	—
India	52,611	1,935,116	—
Indonesia	—	353,435	—
Luxembourg	—	12,787	—
Malaysia	—	222,894	—
Mexico	664,604	—	—
Philippines	—	496,943	—
Poland	—	230,730	—
Qatar	—	536,469	—
Russia	6,856	1,018,509	—
South Africa	—	1,071,857	—
South Korea	—	3,188,280	—
Taiwan	—	3,229,104	—
Thailand	—	337,502	—
Turkey	—	150,895	—
Exchange-Traded Funds
United States	1,269,881	—	—
Preferred Stocks
Brazil	379,786	—	—
Chile	143,896	—	—
Colombia	111,935	—	—
South Korea	—	152,236	—
Affiliated Mutual Funds	729,321	—	—

Total	$8,032,762	$21,201,318	$—

See Notes to Financial Statements.

18

Industry Classification:

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as of April 30, 2020 were as follows:

Banks	13.9%
Internet & Direct Marketing Retail	9.7
Semiconductors & Semiconductor Equipment	6.8
Technology Hardware, Storage & Peripherals	6.3
Interactive Media & Services	6.1
Oil, Gas & Consumable Fuels	5.7
Exchange-Traded Funds	4.4
Wireless Telecommunication Services	3.5
Insurance	3.5
Metals & Mining	3.2
Affiliated Mutual Funds (2.0% represents investments purchased with collateral from
securities on loan)	2.6
Real Estate Management & Development	2.6
Construction Materials	2.5
Pharmaceuticals	2.4
Entertainment	2.3
IT Services	2.0
Food & Staples Retailing	1.7
Electronic Equipment, Instruments & Components	1.6
Food Products	1.4
Tobacco	1.2
Electric Utilities	1.2
Diversified Consumer Services	1.2
Beverages	1.2
Machinery	1.1
Textiles, Apparel & Luxury Goods	0.9
Independent Power & Renewable Electricity Producers	0.9
Construction & Engineering	0.9
Automobiles	0.9
Industrial Conglomerates	0.9
Diversified Telecommunication Services	0.9
Specialty Retail	0.8
Diversified Financial Services	0.8

Chemicals	0.7%
Household Products	0.7
Health Care Equipment & Supplies	0.7
Auto Components	0.6
Consumer Finance	0.6
Road & Rail	0.5
Commercial Services & Supplies	0.4
Health Care Providers & Services	0.4
Electrical Equipment	0.4
Capital Markets	0.3
Gas Utilities	0.3
Personal Products	0.3
Thrifts & Mortgage Finance	0.3
Airlines	0.3
Transportation Infrastructure	0.2
Hotels, Restaurants & Leisure	0.2
Communications Equipment	0.1
Building Products	0.1
Life Sciences Tools & Services	0.1
Air Freight & Logistics	0.1
Professional Services	0.1
Energy Equipment & Services	0.1
Equity Real Estate Investment Trusts (REITs)	0.1
Multiline Retail	0.0	*
Marine	0.0	*
Media	0.0	*

	102.7
Liabilities in excess of other assets	(2.7)
	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

The Fund did not hold any derivative instruments as of April 30, 2020, accordingly, no derivative positions were presented in the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Warrants(1)
Equity contracts	$68	$622

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

For the six months ended April 30, 2020, the Fund did not have any change in unrealized appreciation (depreciation) on derivatives in the Statement of Operations.

Financial Instruments/Transactions—Summary of Offsetting and Netting Arrangements:

The Fund entered into financial instruments/transactions during the reporting period that are either offset in accordance with current requirements or are subject to enforceable master netting arrangements or similar agreements that permit offsetting. The information about offsetting and related netting arrangements for financial instruments/transactions where the legal right to set-off exists is presented in the summary below.

Offsetting of financial instrument/transaction assets and liabilities:

Description	Gross Market Value of Recognized Assets/(Liabilities)	Collateral Pledged/(Received)(1)	Net Amount
Securities on Loan	$542,354	$(542,354)	$—

(1)	Collateral amount disclosed by the Fund is limited to the market value of financial instruments/transactions.

See Notes to Financial Statements.

20

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value, including securities on loan of $542,354:
Unaffiliated investments (cost $28,616,020)	$28,504,759
Affiliated investments (cost $728,839)	729,321
Foreign currency, at value (cost $15,475)	15,499
Dividends receivable	39,534
Receivable for Fund shares sold	21,060
Tax reclaim receivable	359
Prepaid expenses	271

Total Assets	29,310,803

Liabilities
Payable to broker for collateral for securities on loan	566,650
Payable for investments purchased	147,994
Accrued expenses and other liabilities	83,909
Payable for Fund shares reacquired	38,253
Management fee payable	6,635
Affiliated transfer agent fee payable	54

Total Liabilities	843,495

Net Assets	$28,467,308

Net assets were comprised of:
Shares of beneficial interest, at par	$2,935
Paid-in capital in excess of par	30,957,365
Total distributable earnings (loss)	(2,492,992)

Net assets, April 30, 2020	$28,467,308

Class R6
Net asset value, offering price and redemption price per share, ($28,467,308 ÷ 2,935,304 shares of beneficial interest issued and outstanding)	$9.70

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	21

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $45,792 foreign withholding tax)	$327,874
Income from securities lending, net (including affiliated income of $1,071)	1,748
Affiliated dividend income	772

Total income	330,394

Expenses
Management fee	113,245
Custodian and accounting fees	62,060
Audit fee	16,117
Fund data services	12,121
Shareholders’ reports	8,939
Legal fees and expenses	8,265
Trustees’ fees	5,591
Pricing fees	4,825
Transfer agent’s fees and expenses (including affiliated expense of $157)	168
Registration fees	31
Miscellaneous	3,452

Total expenses	234,814
Less: Fee waiver and/or expense reimbursement	(53,623)

Net expenses	181,191

Net investment income (loss)	149,203

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(1,176))	(703,640)
Foreign currency transactions	(15,979)

(719,619)

Net change in unrealized appreciation (depreciation) on:
Investments (including affiliated of $385)	(3,015,153)
Foreign currencies	(3,957)

(3,019,110)

Net gain (loss) on investment and foreign currency transactions	(3,738,729)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(3,589,526)

See Notes to Financial Statements.

22

Statements of Changes in Net Assets (unaudited)

	Six Months Ended	Year Ended

	April 30, 2020	October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$149,203	$491,320
Net realized gain (loss) on investment and foreign currency transactions	(719,619)	(1,488,263)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(3,019,110)	2,574,931

Net increase (decrease) in net assets resulting from operations	(3,589,526)	1,577,988

Dividends and Distributions
Distributions from distributable earnings
Class R6	(649,151)	(787,341)

Fund share transactions
Net proceeds from shares sold	3,456,926	2,606,831
Net asset value of shares issued in reinvestment of dividends and distributions	649,151	787,341
Cost of shares reacquired	(1,204,302)	(1,525,185)

Net increase (decrease) in net assets from Fund share transactions	2,901,775	1,868,987

Total increase (decrease)	(1,336,902)	2,659,634

Net Assets:
Beginning of period	29,804,210	27,144,576

End of period	$28,467,308	$29,804,210

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	23

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of their assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA Emerging Markets Equity Fund (the “Fund”).

The investment objective of the Fund is to seek to provide returns in excess of the Morgan Stanley Capital International Emerging Markets Index over full market cycles.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services—Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of their financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

24

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820—Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the

PGIM QMA Emerging Markets Equity Fund	25

Notes to Financial Statements (unaudited) (continued)

general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities—at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses—at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the

26

receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Warrants and Rights: The Fund held warrants and rights acquired either through a direct purchase or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

PGIM QMA Emerging Markets Equity Fund	27

Notes to Financial Statements (unaudited) (continued)

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

28

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.75% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 1.20% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver/reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with

PGIM QMA Emerging Markets Equity Fund	29

Notes to Financial Statements (unaudited) (continued)

guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $16,160,036 and $13,851,250, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$—	$4,201,365	$4,039,462	$—	$—	$161,903	161,903	$772
PGIM Institutional Money Market Fund*
640,956	4,400,691	4,473,438	385	(1,176)	567,418	567,532	1,071**

$640,956	$8,602,056	$8,512,900	$385	$(1,176)	$729,321		$1,843

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$29,501,315

Gross Unrealized Appreciation	3,796,487
Gross Unrealized Depreciation	(4,063,722)

Net Unrealized Depreciation	$(267,235)

The book basis may differ from tax basis due to certain tax-related adjustments.

30

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $1,546,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the four fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	2,935,304	100%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
2	82%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	324,528	$3,456,926
Shares issued in reinvestment of dividends and distributions	56,744	649,151
Shares reacquired	(122,325)	(1,204,302)

Net increase (decrease) in shares outstanding	258,947	$2,901,775

Year ended October 31, 2019:
Shares sold	237,477	$2,606,831
Shares issued in reinvestment of dividends and distributions	74,138	787,341
Shares reacquired	(139,441)	(1,525,185)

Net increase (decrease) in shares outstanding	172,174	$1,868,987

PGIM QMA Emerging Markets Equity Fund	31

Notes to Financial Statements (unaudited) (continued)

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

SCA
Term of Commitment	10/3/2019 – 10/1/2020

Total Commitment	$ 1,222,500,000*

Annualized Commitment Fee on the Unused Portion of the SCA	0.15%

Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund did not utilize the SCA during the reporting period ended April 30, 2020.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Emerging Markets Risk: The risks of foreign investments are greater for investments in or exposed to emerging markets. Emerging market countries typically have economic and political systems that are less fully developed, and can be expected to be less stable, than those of more developed countries. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Low trading volumes may result in a lack of liquidity and price volatility.

32

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares. There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

PGIM QMA Emerging Markets Equity Fund	33

Notes to Financial Statements (unaudited) (continued)

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

34

Financial Highlights (unaudited)

Class R6 Shares
	Six Months Ended April 30,	Year Ended October 31,		November 29, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$11.14	$10.84	$13.21	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.05	0.19	0.20	0.16
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.25)	0.43	(1.71)	3.09
Total from investment operations	(1.20)	0.62	(1.51)	3.25
Less Dividends and Distributions:
Dividends from net investment income	(0.24)	(0.21)	(0.17)	(0.04)
Distributions from net realized gains	-	(0.11)	(0.69)	-
Total dividends and distributions	(0.24)	(0.32)	(0.86)	(0.04)
Net asset value, end of period	$9.70	$11.14	$10.84	$13.21
Total Return(c):	(11.09)%	5.82%	(12.31)%	32.58%

Ratios/Supplemental Data:
Net assets, end of period (000)	$28,467	$29,804	$27,145	$28,470
Average net assets (000)	$30,364	$28,694	$29,759	$24,017
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	1.20% (e)	1.20%	1.20%	1.20%	(e)
Expenses before waivers and/or expense reimbursement	1.56% (e)	1.70%	1.54%	1.74%	(e)
Net investment income (loss)	0.99% (e)	1.71%	1.56%	1.49%	(e)
Portfolio turnover rate(f)	47%	117%	118%	102%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA Emerging Markets Equity Fund	35

Fund Liquidity Risk Management Program (Unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

36

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA Emerging Markets Equity Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA EMERGING MARKETS EQUITY FUND

NASDAQ	PQEMX
CUSIP	74440E706

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

SEMIANNUAL REPORT

APRIL 30, 2020

COMING SOON: PAPERLESS SHAREHOLDER REPORTS

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (pgiminvestments.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-225-1852 or by sending an email request to PGIM Investments at shareholderreports@pgim.com.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary or follow instructions included with this notice to elect to continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call 1-800-225-1852 or send an email request to shareholderreports@pgim.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

To enroll in e-delivery, go to pgiminvestments.com/edelivery

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

The information about the Fund’s portfolio holdings is for the period covered by this report and is subject to change thereafter.

The accompanying financial statements as of April 30, 2020 were not audited and, accordingly, no auditor’s opinion is expressed on them.

Mutual funds are distributed by Prudential Investment Management Services LLC, a Prudential Financial company, member SIPC. QMA is the primary business name of QMA LLC, a wholly owned subsidiary of PGIM, Inc. (PGIM), a Prudential Financial company. © 2020 Prudential Financial, Inc. and its related entities. PGIM and the PGIM logo are service marks of Prudential Financial, Inc. and its related entities, registered in many jurisdictions worldwide.

2	Visit our website at pgiminvestments.com

Letter from the President

Dear Shareholder:

We hope you find the semiannual report for PGIM QMA International Developed Markets Index Fund informative and useful. The report covers performance for the six-month period ended April 30, 2020.

Regarding your investments with PGIM, we believe it is important to maintain a diversified portfolio of funds consistent with your tolerance for risk, time horizon, and financial goals.

Your financial advisor can help you create a diversified investment plan that may include funds covering all the basic asset classes and that reflects your personal investor profile and risk tolerance. However, diversification and asset allocation strategies do not assure a profit or protect against loss in declining markets.

At PGIM Investments, we consider it a great privilege and responsibility to help investors participate in opportunities across global markets while meeting their toughest investment challenges. PGIM is a top-10 global investment manager with more than $1 trillion in assets under management. This investment expertise allows us to deliver actively managed funds and strategies to meet the needs of investors around the globe.

Thank you for choosing our family of funds.

Sincerely,

Stuart S. Parker, President

PGIM QMA International Developed Markets Index Fund

June 15, 2020

PGIM QMA International Developed Markets Index Fund	3

Your Fund’s Performance

Performance data quoted represents past performance. Past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate, so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the past performance data quoted.

	Average Annual Total Returns as of 4/30/20

	(without sales charges)	(with sales charges)
	Six Months* (%)	One Year (%)	Since Inception (%)
Fund	–13.82	–11.64	2.89 (11/17/16)
FTSE Developed Markets Ex-North America Net Index
	–13.85	–11.18	3.32

*Not annualized

Source: PGIM Investments LLC and Lipper Inc.

The returns in the tables do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or following the redemption of Fund shares. Since Inception returns for the Index are measured from the closest month-end to the Fund’s inception date.

Benchmark Definitions

FTSE Developed Markets Ex-North America Net Index—The FTSE Developed Markets Ex-North America Net Index is a part of a range of indexes designed to help investors benchmark their international Investments. The index comprises large- and mid-cap stocks providing coverage of developed markets, excluding the US and Canada. The index is derived from the FTSE Global Equity Index Series (GEIS), which covers 98% of the world’s investable market capitalization.

Investors cannot invest directly in an index. The returns for the Index would be lower if they included the effects of sales charges, operating expenses of a mutual fund, or taxes.

4	Visit our website at pgiminvestments.com

Presentation of Fund Holdings as of 4/30/20

Ten Largest Holdings	Line of Business	Country	% of Net Assets
iShares MSCI EAFE ETF	Exchange Traded Fund	United States	4.1%
Nestle SA	Food Products	Switzerland	2.1%
Roche Holding AG	Pharmaceuticals	Switzerland	1.7%
Samsung Electronics Co. Ltd.	Technology Hardware, Storage & Peripherals	South Korea	1.3%
Novartis AG	Pharmaceuticals	Switzerland	1.3%
Toyota Motor Corp.	Automobiles	Japan	1.1%
AstraZeneca PLC	Pharmaceuticals	United Kingdom	1.0%
ASML Holding NV	Semiconductors & Semiconductor Equipment	Netherlands	0.8%
SAP SE	Software	Germany	0.8%
AIA Group Ltd.	Insurance	Hong Kong	0.8%

Holdings reflect only long-term investments and are subject to change.

PGIM QMA International Developed Markets Index Fund	5

Fees and Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, and other Fund expenses, as applicable. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 held through the six-month period ended April 30, 2020. The example is for illustrative purposes only; you should consult the Prospectus for information on initial and subsequent minimum investment requirements.

Actual Expenses

The first line in the table on the following page provides information about actual account values and actual expenses. You may use the information on this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number on the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	Visit our website at pgiminvestments.com

PGIM QMA International Developed Markets Index Fund	Beginning Account Value November 1, 2019	Ending Account Value April 30, 2020	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*
Actual	$1,000.00	$861.80	0.30%	$1.39
Hypothetical	$1,000.00	$1,023.37	0.30%	$1.51

*Fund expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 182 days in the six-month period ended April 30, 2020, and divided by the 366 days in the Fund's fiscal year ending October 31, 2020 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

PGIM QMA International Developed Markets Index Fund	7

Schedule of Investments (unaudited)

as of April 30, 2020

Description	Shares	Value
LONG-TERM INVESTMENTS 96.3%

COMMON STOCKS 91.5%

Australia 6.3%
Adelaide Brighton Ltd.	1,140	$2,016
Afterpay Touch Group Ltd.*	750	15,056
AGL Energy Ltd.	2,155	23,686
ALS Ltd.	1,532	6,737
Altium Ltd.	379	8,357
Alumina Ltd.	8,917	9,992
AMP Ltd.*	11,936	11,003
Ansell Ltd.	426	7,915
APA Group	4,075	28,550
Aristocrat Leisure Ltd.	2,177	35,701
ASX Ltd.	662	35,031
Atlas Arteria Ltd.	3,102	12,574
Aurizon Holdings Ltd.	6,248	19,057
AusNet Services	5,831	7,107
Australia & New Zealand Banking Group Ltd.	9,611	105,158
Bank of Queensland Ltd.	1,867	6,311
Beach Energy Ltd.	5,326	5,197
Bendigo & Adelaide Bank Ltd.	1,828	7,757
BHP Group Ltd.	10,009	209,207
BHP Group PLC	7,063	117,947
BlueScope Steel Ltd.	1,694	11,248
Boral Ltd.	4,466	8,727
Brambles Ltd.	5,196	37,227
Caltex Australia Ltd.	816	13,199
Challenger Ltd.	1,951	6,222
Charter Hall Group, REIT	1,637	8,112
CIMIC Group Ltd.	367	5,865
Cleanaway Waste Management Ltd.	5,017	6,073
Coca-Cola Amatil Ltd.	1,758	9,843
Cochlear Ltd.	207	24,740
Coles Group Ltd.	4,271	42,923
Commonwealth Bank of Australia	6,055	246,435
Computershare Ltd.	1,727	13,604
Crown Resorts Ltd.	1,096	6,995
CSL Ltd.	1,537	304,777
CSR Ltd.	1,412	3,416
Dexus, REIT	3,627	21,620
Domino’s Pizza Enterprises Ltd.	212	7,945
Downer EDI Ltd.	1,933	5,213
Evolution Mining Ltd.	3,678	12,067
Flight Centre Travel Group Ltd.	330	2,341
Fortescue Metals Group Ltd.	5,423	42,079
Goodman Group, REIT	6,071	52,021

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	9

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
GPT Group (The), REIT	6,705	$18,340
Harvey Norman Holdings Ltd.	1,847	3,333
IDP Education Ltd.	512	4,939
Iluka Resources Ltd.	1,326	6,584
Incitec Pivot Ltd.	6,254	9,686
Insurance Australia Group Ltd.	7,881	29,585
IOOF Holdings Ltd.	952	2,645
JB Hi-Fi Ltd.	378	8,641
Lendlease Group	1,885	14,931
Macquarie Group Ltd.	1,081	71,174
Magellan Financial Group Ltd.	459	14,963
Medibank Private Ltd.	9,194	16,081
Metcash Ltd.	3,758	6,077
Mirvac Group, REIT	13,560	19,684
National Australia Bank Ltd.	10,128	111,204
Newcrest Mining Ltd.	2,622	46,523
Northern Star Resources Ltd.	2,418	19,919
Nufarm Ltd.*	1,263	4,303
Oil Search Ltd.	6,099	11,989
Orica Ltd.	1,365	15,797
Origin Energy Ltd.	5,997	21,608
Orora Ltd.	3,985	6,583
OZ Minerals Ltd.	1,012	5,847
Perpetual Ltd.	120	2,324
Platinum Asset Management Ltd.	878	1,969
Qantas Airways Ltd.	1,932	4,807
QBE Insurance Group Ltd.	4,930	26,814
Qube Holdings Ltd.	4,265	6,224
Ramsay Health Care Ltd.	581	23,535
REA Group Ltd.	170	9,782
Rio Tinto Ltd.	1,255	70,990
Rio Tinto PLC	3,740	172,732
Santos Ltd.	6,187	19,845
Scentre Group, REIT	17,903	26,941
SEEK Ltd.	1,146	12,902
Seven Group Holdings Ltd.	498	4,900
Shopping Centres Australasia Property Group, REIT	3,410	4,942
Sonic Healthcare Ltd.	1,615	28,510
South32 Ltd.	16,548	21,134
Star Entertainment Group Ltd. (The)	2,715	5,331
Stockland, REIT	8,516	15,937
Suncorp Group Ltd.	4,300	25,599
Sydney Airport	3,858	15,735
Tabcorp Holdings Ltd.	6,376	13,304

See Notes to Financial Statements.

10

Description	Shares	Value
COMMON STOCKS (Continued)

Australia (cont’d.)
Telstra Corp. Ltd.	14,233	$28,058
TPG Telecom Ltd.	1,289	6,154
Transurban Group	9,168	82,274
Treasury Wine Estates Ltd.	2,352	15,511
Vicinity Centres, REIT	10,951	10,624
Vocus Group Ltd.*	1,928	3,830
Washington H Soul Pattinson & Co. Ltd.	387	4,669
Wesfarmers Ltd.	3,828	93,005
Westpac Banking Corp.	12,227	128,920
Whitehaven Coal Ltd.	3,386	3,988
WiseTech Global Ltd.	286	3,425
Woodside Petroleum Ltd.	3,185	46,298
Woolworths Group Ltd.	4,268	99,405
Worley Ltd.	1,013	5,850

		3,083,755

Austria 0.2%
ANDRITZ AG	247	8,143
Erste Group Bank AG	950	20,696
OMV AG	478	15,777
Raiffeisen Bank International AG	469	8,121
Telekom Austria AG	434	3,052
Verbund AG	220	10,001
Vienna Insurance Group AG Wiener Versicherung Gruppe	142	2,865
voestalpine AG	415	8,625

		77,280

Belgium 0.8%
Ackermans & van Haaren NV	76	10,073
Ageas	623	22,477
Anheuser-Busch InBev SA/NV	2,606	121,118
Colruyt SA	178	10,657
Elia System Operator SA/NV	120	13,781
Galapagos NV*	168	36,978
Groupe Bruxelles Lambert SA	250	19,955
KBC Group NV	926	49,899
Proximus SADP	474	10,097
Sofina SA	53	12,489
Solvay SA	235	18,422
Telenet Group Holding NV	160	6,671

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	11

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Belgium (cont’d.)
UCB SA	421	$38,646
Umicore SA	721	31,079

		402,342

Cambodia 0.0%
NagaCorp Ltd.	4,600	5,464

Chile 0.0%
Antofagasta PLC	1,185	12,100

China 0.6%
AAC Technologies Holdings, Inc.	2,200	10,670
BOC Hong Kong Holdings Ltd.	12,400	38,096
Budweiser Brewing Co. APAC Ltd., 144A*	3,800	10,350
China Mengniu Dairy Co. Ltd.*	9,200	32,914
China Travel International Investment Hong Kong Ltd.	8,000	1,124
Kerry Logistics Network Ltd.	1,600	2,180
Lenovo Group Ltd.	25,000	13,617
Minth Group Ltd.	3,300	7,905
MMG Ltd.*	6,000	1,051
Nexteer Automotive Group Ltd.	2,000	1,036
Prosus NV*	1,466	111,139
Semiconductor Manufacturing International Corp.*	10,400	19,688
Shougang Fushan Resources Group Ltd.	10,000	1,991
Shui On Land Ltd.	15,500	2,739
SITC International Holdings Co. Ltd.	4,000	3,972
Sun Art Retail Group Ltd.	8,000	13,368
Tingyi Cayman Islands Holding Corp.	6,400	11,291
Towngas China Co. Ltd.*	4,000	1,974
Uni-President China Holdings Ltd.	3,600	3,624
Want Want China Holdings Ltd.	18,000	12,913
Xinyi Solar Holdings Ltd.	14,000	8,891

		310,533

Denmark 1.9%
Ambu A/S (Class B Stock)	543	17,006
AP Moller - Maersk A/S (Class A Stock)	14	12,952
AP Moller - Maersk A/S (Class B Stock)	22	21,771
Carlsberg A/S (Class B Stock)	348	43,836
Chr Hansen Holding A/S	348	29,847
Coloplast A/S (Class B Stock)	449	70,966
Danske Bank A/S*	2,273	26,862

See Notes to Financial Statements.

12

Description	Shares	Value
COMMON STOCKS (Continued)

Denmark (cont’d.)
Demant A/S*	370	$8,885
DSV Panalpina A/S	693	71,283
Genmab A/S*	198	47,696
GN Store Nord A/S	448	20,435
H. Lundbeck A/S	218	7,967
ISS A/S*	656	9,785
Novo Nordisk A/S (Class B Stock)	5,614	357,683
Novozymes A/S (Class B Stock)	710	34,682
Orsted A/S, 144A	639	64,619
Pandora A/S	284	10,098
ROCKWOOL International A/S (Class B Stock)	22	4,611
Tryg A/S	414	10,944
Vestas Wind Systems A/S	675	57,997

		929,925

Finland 1.1%
Elisa OYJ	490	29,715
Fortum OYJ	1,488	24,724
Huhtamaki OYJ*	314	11,741
Kesko OYJ (Class B Stock)	900	14,626
Kone OYJ (Class B Stock)	1,352	81,912
Metso OYJ	373	10,460
Neste OYJ	1,417	50,219
Nokia OYJ	18,937	68,807
Nokian Renkaat OYJ	468	10,029
Nordea Bank Abp	10,891	69,705
Orion OYJ (Class B Stock)	353	17,906
Sampo OYJ (Class A Stock)	1,655	54,865
Stora Enso OYJ	1,994	23,590
UPM-Kymmene OYJ	1,799	49,711
Wartsila OYJ Abp	1,592	11,734

		529,744

France 8.5%
Accor SA	656	18,177
Adevinta ASA*	807	6,682
Aeroports de Paris	91	8,918
Air France-KLM*	651	3,303
Air Liquide SA	1,574	199,988
Airbus SE*	1,873	119,256
ALD SA, 144A	293	2,862
Alstom SA	628	25,729
Amundi SA, 144A	198	13,159

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	13

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Arkema SA	242	$20,056
Atos SE	323	23,057
AXA SA	6,530	116,501
BioMerieux	145	17,991
BNP Paribas SA	3,671	116,123
Bollore SA	3,260	8,643
Bouygues SA	709	21,812
Bureau Veritas SA	942	19,563
Capgemini SE	529	49,710
Carrefour SA	1,904	28,132
Casino Guichard Perrachon SA	200	7,492
Cie de Saint-Gobain	1,638	43,449
Cie Generale des Etablissements Michelin SCA	595	58,007
Cie Plastic Omnium SA	202	3,852
CNP Assurances*	606	6,255
Covivio, REIT	156	9,777
Credit Agricole SA	3,897	31,228
Danone SA	2,030	140,584
Dassault Aviation SA	9	7,397
Dassault Systemes SE	446	65,365
Edenred	812	32,735
Eiffage SA	256	20,731
Electricite de France SA	1,688	13,483
Elis SA	839	10,395
Engie SA	5,659	61,358
EssilorLuxottica SA	998	123,502
Eurazeo SE	141	6,761
Eutelsat Communications SA	720	8,096
Faurecia SE	242	8,768
Gecina SA, REIT	178	23,371
Getlink SE	1,562	19,914
Hermes International	105	76,938
ICADE, REIT	101	7,756
Iliad SA	52	7,758
Imerys SA	100	3,132
Ingenico Group SA	213	26,796
Ipsen SA	113	8,384
JCDecaux SA	217	4,495
Kering SA	252	128,453
Klepierre SA, REIT	669	13,523
Legrand SA	903	60,924
L’Oreal SA*	818	238,941
LVMH Moet Hennessy Louis Vuitton SE	847	330,173
Natixis SA	2,904	6,893

See Notes to Financial Statements.

14

Description	Shares	Value
COMMON STOCKS (Continued)

France (cont’d.)
Orange SA	6,529	$79,612
Orpea	170	18,936
Pernod Ricard SA	722	109,974
Peugeot SA	1,809	25,923
Publicis Groupe SA	737	21,906
Remy Cointreau SA	77	8,590
Renault SA	678	13,412
Rexel SA	1,099	10,305
Rubis SCA	321	14,416
Safran SA	1,083	100,466
Sanofi	3,698	362,490
Sartorius Stedim Biotech	82	19,709
Schneider Electric SE	1,787	163,765
SCOR SE	520	14,630
SEB SA	87	10,467
Societe Generale SA	2,584	40,339
Sodexo SA	298	23,727
Suez	1,336	15,095
Teleperformance	195	43,895
Thales SA	342	25,907
TOTAL SA	8,106	291,935
Ubisoft Entertainment SA*	325	24,167
Unibail-Rodamco-Westfield, REIT	455	26,701
Valeo SA	788	18,330
Veolia Environnement SA	1,692	36,144
Vinci SA	1,594	130,154
Vivendi SA	2,723	58,685
Wendel SA	86	7,342
Worldline SA, 144A*	437	29,832

		4,183,202

Germany 7.0%
1&1 Drillisch AG	128	2,974
adidas AG	662	151,386
Allianz SE	1,411	260,897
Aroundtown SA	4,219	22,771
BASF SE	3,104	159,493
Bayer AG	3,338	219,578
Bayerische Motoren Werke AG	1,084	64,270
Bechtle AG	93	13,442
Beiersdorf AG	344	35,986
Brenntag AG	527	23,746
Carl Zeiss Meditec AG	123	12,129
Commerzbank AG	3,461	12,763

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	15

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
Continental AG	381	$32,170
Covestro AG, 144A	569	19,108
CTS Eventim AG & Co. KGaA	198	8,219
Daimler AG	2,734	94,473
Delivery Hero SE, 144A*	480	40,519
Deutsche Bank AG	6,912	51,416
Deutsche Boerse AG	621	96,387
Deutsche Lufthansa AG	784	7,009
Deutsche Post AG	3,302	98,216
Deutsche Telekom AG*	11,009	160,485
Deutsche Wohnen SE	1,205	48,859
DWS Group GmbH & Co. KGaA, 144A	97	3,076
E.ON SE	7,407	74,205
Evonik Industries AG	673	16,550
Fielmann AG	77	5,041
Fraport AG Frankfurt Airport Services Worldwide	133	5,816
Fresenius Medical Care AG & Co. KGaA	713	55,968
Fresenius SE & Co. KGaA	1,372	59,509
FUCHS PETROLUB SE	147	4,906
GEA Group AG	544	12,508
GRENKE AG	83	5,827
Hannover Rueck SE	211	33,625
Hapag-Lloyd AG, 144A	102	14,642
HeidelbergCement AG	516	24,426
Hella GmbH & Co. KGaA	160	5,920
Henkel AG & Co. KGaA*	337	26,219
HOCHTIEF AG	72	5,664
HUGO BOSS AG	189	5,256
Infineon Technologies AG	4,201	77,238
KION Group AG	245	12,142
Knorr-Bremse AG	165	15,332
LANXESS AG	283	13,910
LEG Immobilien AG	235	27,056
Merck KGaA*	436	50,576
METRO AG	513	4,474
MTU Aero Engines AG	178	24,202
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	491	107,982
Nemetschek SE	195	12,260
OSRAM Licht AG*	237	9,840
ProSiebenSat.1 Media SE	627	6,293
Puma SE	269	16,887
Rational AG	10	4,830
Rheinmetall AG	152	10,294
Rocket Internet SE, 144A*	239	5,035

See Notes to Financial Statements.

16

Description	Shares	Value
COMMON STOCKS (Continued)

Germany (cont’d.)
RWE AG	1,954	$56,097
SAP SE	3,300	393,538
Scout24 AG, 144A	366	23,942
Siemens AG	2,575	238,477
Siemens Healthineers AG, 144A	454	19,964
Suedzucker AG	294	3,885
Symrise AG	430	43,465
Talanx AG	124	4,422
TeamViewer AG*	330	14,342
Telefonica Deutschland Holding AG	2,182	6,213
thyssenkrupp AG*	1,618	10,785
Traton SE*	155	2,342
TUI AG	1,548	6,190
Uniper SE	681	18,232
United Internet AG	378	13,024
Varta AG*	47	3,899
Volkswagen AG	112	16,688
Vonovia SE	1,841	90,895
Wacker Chemie AG	42	2,451
Wirecard AG	392	39,146
Zalando SE, 144A*	509	24,887

		3,426,689

Hong Kong 2.7%
AIA Group Ltd.	41,000	379,180
ASM Pacific Technology Ltd.	1,000	10,173
Bank of East Asia Ltd. (The)	4,400	9,323
Brightoil Petroleum Holdings Ltd.^*	7,000	—
Cafe de Coral Holdings Ltd.	400	826
Cathay Pacific Airways Ltd.	1,700	2,020
Champion REIT	7,000	4,137
Chow Tai Fook Jewellery Group Ltd.	3,600	3,072
CK Asset Holdings Ltd.	9,500	59,828
CK Infrastructure Holdings Ltd.	2,200	13,089
CLP Holdings Ltd.	5,400	57,518
Dah Sing Banking Group Ltd.	1,200	1,172
Dah Sing Financial Holdings Ltd.	400	1,327
Dairy Farm International Holdings Ltd.	900	4,298
Guotai Junan International Holdings Ltd.	8,000	1,049
Haitong International Securities Group Ltd.	7,000	1,653
Hang Lung Group Ltd.	2,800	6,343
Hang Lung Properties Ltd.	7,000	14,862
Hang Seng Bank Ltd.	2,500	43,750
Henderson Land Development Co. Ltd.	4,004	16,333

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	17

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Hong Kong (cont’d.)
Hong Kong & China Gas Co. Ltd.	33,338	$59,161
Hong Kong Exchanges & Clearing Ltd.	4,240	137,186
Hongkong Land Holdings Ltd.	4,000	16,814
Huabao International Holdings Ltd.	2,000	786
Hutchison Port Holdings Trust, UTS	12,000	1,554
Hutchison Telecommunications Hong Kong Holdings Ltd.	12,000	2,059
Hysan Development Co. Ltd.	2,000	6,657
Jardine Matheson Holdings Ltd.	670	29,366
Jardine Strategic Holdings Ltd.	650	13,915
Johnson Electric Holdings Ltd.	1,000	1,693
Kerry Properties Ltd.	2,400	6,608
Li & Fung Ltd.	16,000	2,374
Lifestyle International Holdings Ltd.	1,400	1,330
Link REIT	7,200	64,747
Melco International Development Ltd.	2,600	4,897
MTR Corp. Ltd.	5,000	27,826
New World Development Co. Ltd.	19,600	23,075
NWS Holdings Ltd.	6,000	6,251
PCCW Ltd.	16,000	9,806
Power Assets Holdings Ltd.	4,600	30,400
Sa Sa International Holdings Ltd.	2,000	375
Shangri-La Asia Ltd.	3,600	2,955
Shun Tak Holdings Ltd.	6,000	2,099
Sino Land Co. Ltd.	11,600	16,224
Sun Hung Kai Properties Ltd.	4,600	62,893
Swire Pacific Ltd. (Class A Stock)	1,500	9,828
Swire Pacific Ltd. (Class B Stock)	2,900	3,164
Swire Properties Ltd.	3,800	10,695
Techtronic Industries Co. Ltd.	4,000	30,533
Television Broadcasts Ltd.	1,000	1,382
United Energy Group Ltd.	28,000	5,129
Vitasoy International Holdings Ltd.	3,000	10,753
VTech Holdings Ltd.	600	4,513
WH Group Ltd., 144A	29,700	28,641
Wharf Holdings Ltd. (The)	3,000	5,655
Wharf Real Estate Investment Co. Ltd.	3,000	12,625
Wheelock & Co. Ltd.	2,200	16,157
Xinyi Glass Holdings Ltd.	8,000	9,277
Yue Yuen Industrial Holdings Ltd.	2,200	3,534

		1,312,890

Indonesia 0.0%
First Pacific Co. Ltd.	8,000	1,657

See Notes to Financial Statements.

18

Description	Shares	Value
COMMON STOCKS (Continued)

Ireland 0.5%
AIB Group PLC*	2,447	$3,357
Bank of Ireland Group PLC	3,229	6,516
CRH PLC	2,690	81,148
Flutter Entertainment PLC	269	33,129
Glanbia PLC	695	7,382
Kerry Group PLC (Class A Stock)	493	56,524
Kingspan Group PLC	499	25,465
Smurfit Kappa Group PLC	842	26,664

		240,185

Israel 0.5%
Airport City Ltd.*	216	3,292
Alony Hetz Properties & Investments Ltd.	408	4,953
Amot Investments Ltd.	580	3,252
Azrieli Group Ltd.	132	7,848
Bank Hapoalim BM	3,702	23,887
Bank Leumi Le-Israel BM	4,983	27,044
Bezeq The Israeli Telecommunication Corp. Ltd.*	6,000	4,299
Delek Group Ltd.	17	778
Elbit Systems Ltd.	79	10,753
Fattal Holdings 1998 Ltd.	14	964
First International Bank of Israel Ltd.	211	5,249
Gazit-Globe Ltd.	246	1,826
Harel Insurance Investments & Financial Services Ltd.	307	1,978
Israel Chemicals Ltd.	2,491	8,705
Israel Corp. Ltd. (The)*	10	1,291
Israel Discount Bank Ltd. (Class A Stock)	3,995	13,056
Melisron Ltd.	44	1,782
Migdal Insurance & Financial Holding Ltd.	1,777	1,138
Mivne Real Estate KD Ltd.*	2,276	4,980
Mizrahi Tefahot Bank Ltd.	413	8,522
Nice Ltd.*	213	35,477
Oil Refineries Ltd.	4,345	1,209
Paz Oil Co. Ltd.	28	2,468
Phoenix Holdings Ltd. (The)	334	1,758
Shapir Engineering and Industry Ltd.	367	2,574
Shikun & Binui Ltd.	657	2,739
Shufersal Ltd.	463	2,972
Strauss Group Ltd.	121	3,430
Teva Pharmaceutical Industries Ltd.*	3,357	36,909
Tower Semiconductor Ltd.*	376	7,322

		232,455

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	19

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Italy 1.8%
A2A SpA	6,006	$8,185
Amplifon SpA	437	10,022
Assicurazioni Generali SpA	4,341	61,892
Atlantia SpA	1,749	28,467
Banca Mediolanum SpA	992	6,044
Banco BPM SpA*	5,021	6,135
Buzzi Unicem SpA	227	4,442
Buzzi Unicem SpA, RSP	177	1,851
Davide Campari-Milano SpA	1,804	14,004
DiaSorin SpA	73	12,397
Enel SpA	26,576	181,835
Eni SpA	8,485	81,155
Ferrari NV	416	65,471
FinecoBank Banca Fineco SpA	2,025	22,517
Hera SpA	2,664	9,866
Infrastrutture Wireless Italiane SpA, 144A	973	10,312
Intesa Sanpaolo SpA	50,896	79,196
Italgas SpA	1,589	8,892
Leonardo SpA	1,225	8,447
Mediaset SpA*	839	1,712
Mediobanca Banca di Credito Finanziario SpA	2,798	16,211
Moncler SpA	647	24,552
Nexi SpA, 144A*	1,034	15,685
Pirelli & C SpA, 144A	1,458	5,679
Poste Italiane SpA, 144A	1,571	13,335
PRADA SpA	1,600	5,167
Prysmian SpA	835	15,712
Recordati SpA	336	14,611
Saipem SpA*	2,405	6,198
Salvatore Ferragamo SpA	186	2,311
Snam SpA	7,757	34,768
Telecom Italia SpA*	34,637	13,736
Telecom Italia SpA, RSP	20,266	8,088
Terna Rete Elettrica Nazionale SpA	4,811	30,158
UniCredit SpA*	7,602	58,651
Unione di Banche Italiane SpA	3,375	9,653
UnipolSai Assicurazioni SpA	1,961	4,817

		902,174

Japan 23.5%
77 Bank Ltd. (The)	200	2,686
ABC-Mart, Inc.	100	5,080
Acom Co. Ltd.	1,300	5,269
Advantest Corp.	720	34,625

See Notes to Financial Statements.

20

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Aeon Co. Ltd.	2,380	$47,827
AEON Financial Service Co. Ltd.	410	4,281
Aeon Mall Co. Ltd.	430	5,440
AGC, Inc.	620	15,345
Aica Kogyo Co. Ltd.	180	5,195
Ain Holdings, Inc.	60	3,353
Air Water, Inc.	580	7,859
Aisin Seiki Co. Ltd.	600	17,302
Ajinomoto Co., Inc.	1,670	29,680
Alfresa Holdings Corp.	650	12,961
Alps Alpine Co. Ltd.	800	8,339
Amada Holdings Co. Ltd.	1,200	10,875
Amano Corp.	210	4,300
ANA Holdings, Inc.*	350	7,415
Anritsu Corp.	460	9,301
Aozora Bank Ltd.	420	7,511
Ariake Japan Co. Ltd.	20	1,158
Asahi Group Holdings Ltd.	1,290	44,602
Asahi Intecc Co. Ltd.	700	18,531
Asahi Kasei Corp.	4,200	29,790
Asics Corp.	700	6,702
ASKUL Corp.	100	2,836
Astellas Pharma, Inc.	6,380	105,498
Autobacs Seven Co. Ltd.	200	2,349
Azbil Corp.	400	10,516
Bandai Namco Holdings, Inc.	620	31,178
Bank of Kyoto Ltd. (The)	240	8,261
Benefit One, Inc.	200	3,545
Benesse Holdings, Inc.	220	6,266
Bic Camera, Inc.	600	5,574
Bridgestone Corp.	1,920	59,927
Brother Industries Ltd.	800	13,621
Calbee, Inc.	240	7,263
Canon Marketing Japan, Inc.	160	3,107
Canon, Inc.	3,480	73,417
Capcom Co. Ltd.	300	9,163
Casio Computer Co. Ltd.	700	11,043
Central Japan Railway Co.	584	91,846
Chiba Bank Ltd. (The)	2,000	9,264
Chubu Electric Power Co., Inc.	2,400	32,505
Chugai Pharmaceutical Co. Ltd.	700	83,243
Chugoku Bank Ltd. (The)	650	6,005
Chugoku Electric Power Co., Inc. (The)	980	13,170
Citizen Watch Co. Ltd.	780	2,750

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	21

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Coca-Cola Bottlers Japan Holdings, Inc.	440	$7,931
COMSYS Holdings Corp.	400	11,091
Concordia Financial Group Ltd.	3,800	11,685
Cosmo Energy Holdings Co. Ltd.	200	3,014
Cosmos Pharmaceutical Corp.	20	5,348
Credit Saison Co. Ltd.	550	6,287
CyberAgent, Inc.	290	12,167
Dai Nippon Printing Co. Ltd.	950	20,105
Daicel Corp.	880	7,124
Daido Steel Co. Ltd.	160	5,319
Daifuku Co. Ltd.	300	21,009
Dai-ichi Life Holdings, Inc.	3,700	46,664
Daiichi Sankyo Co. Ltd.	2,130	145,763
Daiichikosho Co. Ltd.	130	3,918
Daikin Industries Ltd.	900	116,620
Daishi Hokuetsu Financial Group, Inc.	130	2,836
Daito Trust Construction Co. Ltd.	196	18,713
Daiwa House Industry Co. Ltd.	2,270	57,942
Daiwa Securities Group, Inc.	5,100	21,258
DeNA Co. Ltd.	310	3,814
Denka Co. Ltd.	290	7,010
Denso Corp.	1,580	55,847
Dentsu Group, Inc.	730	15,340
DIC Corp.	300	6,991
Disco Corp.	100	22,446
DMG Mori Co. Ltd.	300	3,080
Dowa Holdings Co. Ltd.	170	4,729
East Japan Railway Co.	1,230	89,742
Ebara Corp.	300	6,668
Eisai Co. Ltd.	914	63,472
Electric Power Development Co. Ltd.	600	11,992
Ezaki Glico Co. Ltd.	160	6,996
FamilyMart Co. Ltd.	800	13,566
Fancl Corp.	300	7,214
FANUC Corp.	643	105,703
Fast Retailing Co. Ltd.	170	80,918
FP Corp.	90	6,758
Fuji Electric Co. Ltd.	400	9,518
Fuji Media Holdings, Inc.	200	1,994
Fuji Oil Holdings, Inc.	160	3,730
Fuji Seal International, Inc.	200	3,480
FUJIFILM Holdings Corp.	1,230	58,371
Fujikura Ltd.	700	2,058
Fujitsu General Ltd.	200	3,321

See Notes to Financial Statements.

22

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Fujitsu Ltd.	630	$61,529
Fukuoka Financial Group, Inc.	560	8,008
Fukuyama Transporting Co. Ltd.	100	3,460
Furukawa Electric Co. Ltd.	200	3,760
Fuyo General Lease Co. Ltd.	100	5,004
Glory Ltd.	160	3,604
GMO internet, Inc.	200	4,364
GMO Payment Gateway, Inc.	140	12,508
Goldwin, Inc.	142	7,672
GS Yuasa Corp.	300	4,272
GungHo Online Entertainment, Inc.	120	1,858
Gunma Bank Ltd. (The)	1,300	4,156
H2O Retailing Corp.	300	2,354
Hachijuni Bank Ltd. (The)	1,890	6,735
Hakuhodo DY Holdings, Inc.	900	9,967
Hamamatsu Photonics KK	450	19,637
Hankyu Hanshin Holdings, Inc.	770	26,325
Haseko Corp.	970	10,602
Heiwa Corp.	200	3,374
Hikari Tsushin, Inc.	60	11,673
Hino Motors Ltd.	1,100	6,588
Hirose Electric Co. Ltd.	71	7,797
Hiroshima Bank Ltd. (The)	900	3,750
HIS Co. Ltd.	100	1,331
Hisamitsu Pharmaceutical Co., Inc.	210	9,860
Hitachi Capital Corp.	130	2,520
Hitachi Chemical Co. Ltd.	290	12,414
Hitachi Construction Machinery Co. Ltd.	420	9,846
Hitachi Ltd.	3,180	94,997
Hitachi Metals Ltd.	800	7,788
Hitachi Transport System Ltd.	150	3,665
Hokuhoku Financial Group, Inc.	400	3,246
Hokuriku Electric Power Co.	500	3,372
Honda Motor Co. Ltd.	5,840	140,717
Horiba Ltd.	150	7,951
Hoshizaki Corp.	170	12,978
House Foods Group, Inc.	240	7,523
Hoya Corp.	1,250	114,097
Hulic Co. Ltd.	1,260	12,506
Ibiden Co. Ltd.	360	9,238
Ichigo, Inc.	700	1,818
Idemitsu Kosan Co. Ltd.	747	17,040
IHI Corp.	430	5,356
Iida Group Holdings Co. Ltd.	530	7,050

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	23

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Inpex Corp.	3,000	$19,068
Isetan Mitsukoshi Holdings Ltd.	1,100	6,733
Isuzu Motors Ltd.	1,700	12,993
Ito En Ltd.	170	9,424
ITOCHU Corp.	4,600	90,314
Itochu Techno-Solutions Corp.	280	8,541
Itoham Yonekyu Holdings, Inc.	400	2,321
Iyo Bank Ltd. (The)	870	4,669
Izumi Co. Ltd.	130	3,824
J Front Retailing Co. Ltd.	800	6,569
Japan Airlines Co. Ltd.	360	6,447
Japan Airport Terminal Co. Ltd.	150	6,128
Japan Aviation Electronics Industry Ltd.	120	1,563
Japan Exchange Group, Inc.	1,800	33,543
Japan Petroleum Exploration Co. Ltd.	100	1,723
Japan Post Bank Co. Ltd.	1,400	12,994
Japan Post Holdings Co. Ltd.	4,500	36,040
Japan Post Insurance Co. Ltd.	600	7,723
Japan Steel Works Ltd. (The)	200	2,453
Japan Tobacco, Inc.	4,030	75,306
JCR Pharmaceuticals Co. Ltd.	50	4,807
JFE Holdings, Inc.	1,780	11,949
JGC Holdings Corp.	680	6,619
JSR Corp.	600	11,297
JTEKT Corp.	700	5,151
Justsystems Corp.	160	9,796
JXTG Holdings, Inc.	10,210	36,141
Kagome Co. Ltd.	300	7,644
Kajima Corp.	1,500	15,697
Kakaku.com, Inc.	450	9,190
Kaken Pharmaceutical Co. Ltd.	100	5,494
Kamigumi Co. Ltd.	380	6,699
Kandenko Co. Ltd.	300	2,510
Kaneka Corp.	230	5,945
Kansai Electric Power Co., Inc. (The)	2,470	25,321
Kansai Mirai Financial Group, Inc.	500	1,693
Kansai Paint Co. Ltd.	680	12,967
Kao Corp.	1,600	123,269
Kawasaki Heavy Industries Ltd.	490	7,439
Kawasaki Kisen Kaisha Ltd.*	300	2,974
KDDI Corp.	5,860	166,198
Keihan Holdings Co. Ltd.	310	13,904
Keikyu Corp.	900	14,809
Keio Corp.	360	20,338

See Notes to Financial Statements.

24

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Keisei Electric Railway Co. Ltd.	550	$16,605
Kewpie Corp.	360	7,140
Keyence Corp.	595	213,997
Kikkoman Corp.	610	28,035
Kinden Corp.	500	8,065
Kintetsu Group Holdings Co. Ltd.	650	31,085
Kirin Holdings Co. Ltd.	2,750	52,960
Kissei Pharmaceutical Co. Ltd.	100	2,367
Kobayashi Pharmaceutical Co. Ltd.	190	17,493
Kobe Bussan Co. Ltd.	100	4,820
Kobe Steel Ltd.*	900	3,031
Koei Tecmo Holdings Co. Ltd.	200	5,288
Koito Manufacturing Co. Ltd.	380	14,399
Kokuyo Co. Ltd.	300	3,654
Komatsu Ltd.	3,110	59,182
Konami Holdings Corp.	400	12,632
Konica Minolta, Inc.	1,400	5,427
Kose Corp.	100	12,451
Kotobuki Spirits Co. Ltd.	100	3,942
K’s Holdings Corp.	600	6,583
Kubota Corp.	3,700	46,124
Kuraray Co. Ltd.	1,200	12,004
Kurita Water Industries Ltd.	360	10,097
Kusuri no Aoki Holdings Co. Ltd.	100	7,804
Kyocera Corp.	1,000	53,349
Kyoritsu Maintenance Co. Ltd.	100	2,442
Kyowa Exeo Corp.	390	9,516
Kyowa Kirin Co. Ltd.	820	19,181
Kyudenko Corp.	200	5,614
Kyushu Electric Power Co., Inc.	1,500	11,849
Kyushu Financial Group, Inc.	1,500	6,303
Kyushu Railway Co.	570	15,332
Lasertec Corp.	300	19,872
Lawson, Inc.	170	8,767
LINE Corp.*	180	8,820
Lintec Corp.	140	3,011
Lion Corp.	840	17,525
LIXIL Group Corp.	920	11,167
M3, Inc.	1,420	51,170
Mabuchi Motor Co. Ltd.	160	4,977
Maeda Corp.	400	3,228
Maeda Road Construction Co. Ltd.	100	1,858
Makita Corp.	850	27,563
Mani, Inc.	180	4,010

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	25

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Marubeni Corp.	5,500	$26,564
Maruha Nichiro Corp.	130	2,722
Marui Group Co. Ltd.	680	11,146
Maruichi Steel Tube Ltd.	200	4,495
Matsui Securities Co. Ltd.	300	2,199
Matsumotokiyoshi Holdings Co. Ltd.	340	11,691
Mazda Motor Corp.	2,100	11,930
Mebuki Financial Group, Inc.	3,600	7,556
Medipal Holdings Corp.	500	9,677
Megmilk Snow Brand Co. Ltd.	130	2,960
MEIJI Holdings Co. Ltd.	466	32,277
MINEBEA MITSUMI, Inc.	1,400	22,826
Miraca Holdings, Inc.	240	6,016
MISUMI Group, Inc.	950	22,709
Mitsubishi Chemical Holdings Corp.	4,300	24,569
Mitsubishi Corp.	4,130	88,106
Mitsubishi Electric Corp.	6,680	82,651
Mitsubishi Estate Co. Ltd.	3,870	63,118
Mitsubishi Gas Chemical Co., Inc.	620	7,649
Mitsubishi Heavy Industries Ltd.	1,010	25,934
Mitsubishi Logistics Corp.	290	6,414
Mitsubishi Materials Corp.	410	8,370
Mitsubishi Motors Corp.	2,400	6,795
Mitsubishi UFJ Financial Group, Inc.	42,400	170,701
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,650	7,916
Mitsui & Co. Ltd.	5,800	81,101
Mitsui Chemicals, Inc.	640	12,516
Mitsui Fudosan Co. Ltd.	3,160	58,518
Mitsui Mining & Smelting Co. Ltd.	200	3,769
Mitsui OSK Lines Ltd.	370	6,446
Miura Co. Ltd.	330	13,483
Mizuho Financial Group, Inc.	86,200	100,715
Mochida Pharmaceutical Co. Ltd.	130	5,066
MonotaRO Co. Ltd.	360	11,545
Morinaga & Co. Ltd.	140	5,759
Morinaga Milk Industry Co. Ltd.	110	4,263
MS&AD Insurance Group Holdings, Inc.	1,630	46,949
Murata Manufacturing Co. Ltd.	1,920	106,764
Nabtesco Corp.	380	10,905
Nagase & Co. Ltd.	400	4,813
Nagoya Railroad Co. Ltd.	660	18,932
Nankai Electric Railway Co. Ltd.	430	9,607
NEC Corp.	830	31,884
NET One Systems Co. Ltd.	300	8,659

See Notes to Financial Statements.

26

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Nexon Co. Ltd.	1,440	$23,301
NGK Insulators Ltd.	930	12,274
NGK Spark Plug Co. Ltd.	710	10,627
NH Foods Ltd.	300	10,688
NHK Spring Co. Ltd.	480	3,154
Nichirei Corp.	400	9,972
Nidec Corp.	1,600	92,736
Nifco, Inc.	350	6,771
Nihon Kohden Corp.	300	11,078
Nihon M&A Center, Inc.	400	13,096
Nihon Unisys Ltd.	200	5,813
Nikon Corp.	1,250	11,614
Nintendo Co. Ltd.	351	145,041
Nippo Corp.	160	3,587
Nippon Electric Glass Co. Ltd.	230	3,367
Nippon Express Co. Ltd.	270	13,211
Nippon Kayaku Co. Ltd.	500	4,844
Nippon Paint Holdings Co. Ltd.	480	27,702
Nippon Paper Industries Co. Ltd.	300	4,308
Nippon Shinyaku Co. Ltd.	160	11,212
Nippon Shokubai Co. Ltd.	100	4,738
Nippon Steel Corp.	2,730	22,932
Nippon Telegraph & Telephone Corp.	4,120	93,433
Nippon Yusen KK	550	7,253
Nipro Corp.	400	4,485
Nishi-Nippon Financial Holdings, Inc.	600	3,509
Nishi-Nippon Railroad Co. Ltd.	280	6,885
Nissan Chemical Corp.	460	17,579
Nissan Motor Co. Ltd.	6,600	22,536
Nissan Shatai Co. Ltd.	200	1,613
Nisshin Seifun Group, Inc.	860	13,392
Nisshinbo Holdings, Inc.	400	2,794
Nissin Foods Holdings Co. Ltd.	250	20,495
Nitori Holdings Co. Ltd.	232	35,610
Nitto Denko Corp.	500	24,932
Noevir Holdings Co. Ltd.	100	4,677
NOF Corp.	200	6,613
NOK Corp.	350	4,050
Nomura Holdings, Inc.	10,200	42,397
Nomura Real Estate Holdings, Inc.	430	7,047
Nomura Research Institute Ltd.	860	20,956
NS Solutions Corp.	130	3,245
NSK Ltd.	1,400	9,666
NTN Corp.	1,100	2,106

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	27

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
NTT Data Corp.	2,100	$21,421
NTT DOCOMO, Inc.	3,940	115,149
Obayashi Corp.	2,300	20,225
OBIC Business Consultants Co. Ltd.	40	1,797
Obic Co. Ltd.	200	30,035
Odakyu Electric Railway Co. Ltd.	1,040	22,933
Oji Holdings Corp.	2,900	14,725
OKUMA Corp.	100	3,789
Olympus Corp.	3,580	57,186
Omron Corp.	670	39,337
Ono Pharmaceutical Co. Ltd.	1,430	34,481
Open House Co. Ltd.	200	4,400
Oracle Corp.	150	15,498
Orient Corp.	1,400	1,603
Oriental Land Co. Ltd.	670	84,790
ORIX Corp.	4,400	52,266
Osaka Gas Co. Ltd.	1,340	24,803
OSG Corp.	260	3,377
Otsuka Corp.	340	15,244
Otsuka Holdings Co. Ltd.	1,410	55,509
PALTAC Corp.	100	5,205
Pan Pacific International Holdings Corp.	1,700	32,819
Panasonic Corp.	7,300	55,706
Park24 Co. Ltd.	420	6,730
Penta-Ocean Construction Co. Ltd.	1,200	6,094
PeptiDream, Inc.*	320	12,028
Persol Holdings Co. Ltd.	550	6,400
Pigeon Corp.	360	12,780
Pilot Corp.	100	3,350
Pola Orbis Holdings, Inc.	310	5,496
Rakuten, Inc.	2,650	22,494
Recruit Holdings Co. Ltd.	4,250	124,499
Relo Group, Inc.	400	8,723
Renesas Electronics Corp.*	2,280	12,133
Rengo Co. Ltd.	700	5,495
Resona Holdings, Inc.	7,400	23,291
Resorttrust, Inc.	220	2,269
Ricoh Co. Ltd.	2,300	15,667
Rinnai Corp.	160	12,087
Rohm Co. Ltd.	260	16,450
Rohto Pharmaceutical Co. Ltd.	400	11,641
Ryohin Keikaku Co. Ltd.	780	9,383
Sankyo Co. Ltd.	160	4,395
Sankyu, Inc.	200	7,705

See Notes to Financial Statements.

28

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sanrio Co. Ltd.	240	$3,572
Santen Pharmaceutical Co. Ltd.	1,200	21,207
Sanwa Holdings Corp.	760	5,937
Sapporo Holdings Ltd.	200	3,818
Sawai Pharmaceutical Co. Ltd.	150	8,198
SBI Holdings, Inc.	800	15,007
SCREEN Holdings Co. Ltd.	180	8,733
SCSK Corp.	150	6,769
Secom Co. Ltd.	660	55,149
Sega Sammy Holdings, Inc.	670	8,126
Seibu Holdings, Inc.	700	8,394
Seiko Epson Corp.	900	10,190
Seino Holdings Co. Ltd.	500	5,957
Sekisui Chemical Co. Ltd.	1,200	15,169
Sekisui House Ltd.	1,980	34,065
Seven & i Holdings Co. Ltd.	2,670	87,873
Seven Bank Ltd.	2,100	5,681
SG Holdings Co. Ltd.	700	19,413
Sharp Corp.*	640	7,121
Shiga Bank Ltd. (The)	150	3,532
Shikoku Electric Power Co., Inc.	500	3,856
Shimadzu Corp.	980	24,360
Shimamura Co. Ltd.	100	6,295
Shimano, Inc.	250	36,698
Shimizu Corp.	1,800	13,891
Shin-Etsu Chemical Co. Ltd.	1,320	146,522
Shinsei Bank Ltd.	680	8,194
Shionogi & Co. Ltd.	890	48,927
Ship Healthcare Holdings, Inc.	100	4,539
Shiseido Co. Ltd.	1,300	76,447
Shizuoka Bank Ltd. (The)	1,860	11,291
SHO-BOND Holdings Co. Ltd.	132	5,351
Showa Denko KK	500	10,940
SKY Perfect JSAT Holdings, Inc.	500	1,887
Skylark Holdings Co. Ltd.	700	10,383
SMC Corp.	190	85,804
SMS Co. Ltd.	200	4,370
Softbank Corp.	5,500	74,952
SoftBank Group Corp.	5,510	235,327
Sohgo Security Services Co. Ltd.	220	10,538
Sojitz Corp.	4,400	10,251
Sompo Holdings, Inc.	1,160	37,537
Sony Corp.	4,130	266,353
Sony Financial Holdings, Inc.	580	11,065

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	29

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Sotetsu Holdings, Inc.	260	$6,673
Square Enix Holdings Co. Ltd.	280	11,426
Stanley Electric Co. Ltd.	540	12,337
Subaru Corp.	2,070	41,597
Sugi Holdings Co. Ltd.	100	5,991
SUMCO Corp.	780	11,047
Sumitomo Bakelite Co. Ltd.	100	2,596
Sumitomo Chemical Co. Ltd.	5,100	15,775
Sumitomo Corp.	3,780	43,056
Sumitomo Dainippon Pharma Co. Ltd.	600	8,312
Sumitomo Electric Industries Ltd.	2,570	26,394
Sumitomo Forestry Co. Ltd.	500	6,237
Sumitomo Heavy Industries Ltd.	410	8,697
Sumitomo Metal Mining Co. Ltd.	790	19,807
Sumitomo Mitsui Financial Group, Inc.	4,470	117,717
Sumitomo Mitsui Trust Holdings, Inc.	1,280	37,355
Sumitomo Osaka Cement Co. Ltd.	100	3,271
Sumitomo Realty & Development Co. Ltd.	1,300	35,046
Sumitomo Rubber Industries Ltd.	700	6,842
Sundrug Co. Ltd.	220	7,539
Suntory Beverage & Food Ltd.	470	17,673
Sushiro Global Holdings Ltd.	400	6,213
Suzuken Co. Ltd.	330	12,697
Suzuki Motor Corp.	1,520	48,723
Sysmex Corp.	620	42,782
T&D Holdings, Inc.	1,800	15,472
Tadano Ltd.	500	3,822
Taiheiyo Cement Corp.	430	8,434
Taisei Corp.	650	20,378
Taisho Pharmaceutical Holdings Co. Ltd.	180	11,279
Taiyo Nippon Sanso Corp.	490	7,621
Taiyo Yuden Co. Ltd.	400	11,166
Takara Bio, Inc.	130	2,912
Takara Holdings, Inc.	500	3,690
Takashimaya Co. Ltd.	500	4,538
Takeda Pharmaceutical Co. Ltd.	5,183	186,063
TDK Corp.	370	31,987
TechnoPro Holdings, Inc.	130	7,708
Teijin Ltd.	640	10,260
Terumo Corp.	2,260	74,553
THK Co. Ltd.	370	8,873
TIS, Inc.	900	17,257
Tobu Railway Co. Ltd.	730	24,778
Toda Corp.	800	4,664

See Notes to Financial Statements.

30

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Toho Co. Ltd.	420	$13,760
Toho Gas Co. Ltd.	270	13,143
Tohoku Electric Power Co., Inc.	1,580	14,803
Tokai Carbon Co. Ltd.	600	4,964
Tokai Rika Co. Ltd.	140	1,801
Tokio Marine Holdings, Inc.	2,220	104,548
Tokuyama Corp.	200	4,234
Tokyo Broadcasting System Holdings, Inc.	100	1,555
Tokyo Century Corp.	160	5,428
Tokyo Electric Power Co. Holdings, Inc.*	5,400	18,117
Tokyo Electron Ltd.	480	101,474
Tokyo Gas Co. Ltd.	1,440	30,745
Tokyo Tatemono Co. Ltd.	670	7,635
Tokyu Corp.	1,700	25,606
Tokyu Fudosan Holdings Corp.	2,000	9,911
Topcon Corp.	300	2,484
Toppan Printing Co. Ltd.	950	14,181
Toray Industries, Inc.	5,190	23,928
Toshiba Corp.	1,560	38,846
Toshiba TEC Corp.	100	3,277
Tosoh Corp.	950	11,644
TOTO Ltd.	530	18,459
Toyo Seikan Group Holdings Ltd.	470	4,773
Toyo Suisan Kaisha Ltd.	270	12,913
Toyo Tire Corp.	300	3,571
Toyobo Co. Ltd.	300	3,520
Toyoda Gosei Co. Ltd.	310	5,801
Toyota Boshoku Corp.	180	2,248
Toyota Industries Corp.	580	29,278
Toyota Motor Corp.	8,360	517,079
Toyota Tsusho Corp.	760	18,138
Trend Micro, Inc.	440	22,227
TS Tech Co. Ltd.	180	4,890
Tsumura & Co.	180	4,979
Tsuruha Holdings, Inc.	110	14,679
Ube Industries Ltd.	400	6,726
Ulvac, Inc.	200	5,521
Unicharm Corp.	1,340	49,372
Ushio, Inc.	400	4,234
USS Co. Ltd.	700	11,074
Wacoal Holdings Corp.	200	4,063
Welcia Holdings Co. Ltd.	160	11,527
West Japan Railway Co.	660	40,736
Yakult Honsha Co. Ltd.	400	23,240

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	31

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Japan (cont’d.)
Yamada Denki Co. Ltd.	2,600	$12,340
Yamaguchi Financial Group, Inc.	800	4,302
Yamaha Corp.	520	21,011
Yamaha Motor Co. Ltd.	900	11,705
Yamato Holdings Co. Ltd.	1,230	21,463
Yamato Kogyo Co. Ltd.	100	1,978
Yamazaki Baking Co. Ltd.	400	7,042
Yaoko Co. Ltd.	100	6,180
Yaskawa Electric Corp.	920	30,048
Yokogawa Electric Corp.	800	11,012
Yokohama Rubber Co. Ltd. (The)	370	4,742
Z Holdings Corp.	8,700	33,712
Zenkoku Hosho Co. Ltd.	150	4,399
Zensho Holdings Co. Ltd.	300	5,936
Zeon Corp.	600	5,284
ZOZO, Inc.	390	6,284

		11,525,551

Jordan 0.0%
Hikma Pharmaceuticals PLC	491	14,637

Kazakhstan 0.0%
KAZ Minerals PLC	863	4,481

Luxembourg 0.1%
ArcelorMittal SA	2,072	22,764
Eurofins Scientific SE	40	22,141
L’Occitane International SA	1,250	1,911
RTL Group SA	157	5,239
SES SA	1,179	7,877
Tenaris SA	1,622	11,331

		71,263

Macau 0.2%
Galaxy Entertainment Group Ltd.	6,900	44,411
MGM China Holdings Ltd.	3,100	3,887
Sands China Ltd.	8,000	32,891
SJM Holdings Ltd.	7,600	7,508
Wynn Macau Ltd.	5,200	9,006

		97,703

See Notes to Financial Statements.

32

Description	Shares	Value
COMMON STOCKS (Continued)

Malaysia 0.0%
Wing Tai Holdings Ltd.	1,500	$1,835

Mexico 0.0%
Fresnillo PLC	723	6,495

Netherlands 3.6%
Aalberts NV	342	9,628
ABN AMRO Bank NV, 144A, CVA	1,373	10,534
Adyen NV, 144A*	90	88,372
Aegon NV	5,808	14,917
Akzo Nobel NV	660	49,883
Altice Europe NV*	1,842	7,358
Argenx SE*	145	21,883
ASM International NV	163	17,831
ASML Holding NV	1,364	399,324
ASR Nederland NV	517	13,883
Boskalis Westminster	251	4,351
Euronext NV, 144A	202	16,987
EXOR NV	346	18,938
GrandVision NV, 144A	178	4,725
Heineken Holding NV	360	28,090
Heineken NV	798	67,949
ING Groep NV	13,375	73,538
Just Eat Takeaway, 144A*	343	34,939
Just Eat Takeaway.com NV, 144A*	21	2,148
Koninklijke Ahold Delhaize NV	3,691	89,886
Koninklijke DSM NV	595	72,591
Koninklijke KPN NV	11,125	25,685
Koninklijke Philips NV	3,058	132,934
Koninklijke Vopak NV	230	13,257
NN Group NV	1,103	31,960
OCI NV*	365	4,412
Randstad NV	381	15,316
Royal Dutch Shell PLC (Class A Stock)	14,073	234,677
Royal Dutch Shell PLC (Class B Stock)	12,813	207,279
Signify NV, 144A	447	9,124
Wolters Kluwer NV	893	65,982

		1,788,381

New Zealand 0.3%
a2 Milk Co. Ltd.*	2,510	29,684
Air New Zealand Ltd.	1,718	1,408
Auckland International Airport Ltd.	3,729	13,758

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	33

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

New Zealand (cont’d.)
Contact Energy Ltd.	2,343	$9,010
Fisher & Paykel Healthcare Corp. Ltd.	1,928	32,137
Fletcher Building Ltd.	2,568	5,788
Kiwi Property Group Ltd.	5,896	3,466
Mercury NZ Ltd.	2,505	6,964
Meridian Energy Ltd.	4,280	11,675
Ryman Healthcare Ltd.	1,424	10,455
SKYCITY Entertainment Group Ltd.	2,580	4,173
Spark New Zealand Ltd.	6,159	16,716
Xero Ltd.*	308	15,832

		161,066

Norway 0.5%
Aker ASA (Class A Stock)*	80	2,125
Aker BP ASA	347	5,760
DNB ASA	3,576	43,338
Equinor ASA	3,335	46,506
Gjensidige Forsikring ASA	588	10,385
Leroy Seafood Group ASA	1,003	5,324
Mowi ASA	1,425	24,356
Norsk Hydro ASA	4,692	12,021
Orkla ASA	2,586	23,373
Salmar ASA	168	6,552
Schibsted ASA (Class A Stock)	243	5,154
Schibsted ASA (Class B Stock)	340	6,591
Telenor ASA	2,188	33,632
Yara International ASA	602	20,540

		245,657

Poland 0.2%
Bank Polska Kasa Opieki SA	560	7,020
CD Projekt SA	213	18,389
Cyfrowy Polsat SA	928	5,720
Dino Polska SA, 144A*	164	6,907
Grupa Lotos SA	354	5,321
KGHM Polska Miedz SA*	428	7,949
LPP SA	3	4,700
mBank SA*	35	1,847
PGE Polska Grupa Energetyczna SA*	1,951	1,944
Polski Koncern Naftowy ORLEN SA	1,075	16,151
Polskie Gornictwo Naftowe i Gazownictwo SA	5,784	5,188
Powszechna Kasa Oszczednosci Bank Polski SA	2,905	15,414

See Notes to Financial Statements.

34

Description	Shares	Value
COMMON STOCKS (Continued)

Poland (cont’d.)
Powszechny Zaklad Ubezpieczen SA	1,840	$13,441
Santander Bank Polska SA	113	4,460

		114,451

Portugal 0.1%
EDP - Energias de Portugal SA	8,485	35,888
Galp Energia SGPS SA	1,746	20,171
Jeronimo Martins SGPS SA	825	14,165

		70,224

Russia 0.1%
Evraz PLC	1,918	6,428
Polymetal International PLC	1,152	23,654

		30,082

Singapore 1.1%
Ascendas Real Estate Investment Trust, REIT	10,216	21,416
Ascott Residence Trust	6,000	3,786
BOC Aviation Ltd., 144A	800	5,406
CapitaLand Commercial Trust, REIT	8,997	10,228
CapitaLand Ltd.	8,300	17,725
CapitaLand Mall Trust, REIT	8,300	11,060
City Developments Ltd.	1,600	8,997
ComfortDelGro Corp. Ltd.	6,400	7,460
DBS Group Holdings Ltd.	6,132	86,358
Frasers Property Ltd.	900	782
Genting Singapore Ltd.	19,400	10,746
Golden Agri-Resources Ltd.	17,800	1,962
Jardine Cycle & Carriage Ltd.	390	5,536
Keppel Corp. Ltd.	4,800	20,287
Keppel REIT	7,700	5,758
Mapletree Commercial Trust, REIT	7,600	10,513
Mapletree Industrial Trust, REIT	5,400	9,730
Mapletree Logistics Trust, REIT	8,200	10,400
Mapletree North Asia Commercial Trust, REIT	7,300	4,875
Olam International Ltd.	2,400	2,548
Oversea-Chinese Banking Corp. Ltd.	11,673	74,565
SATS Ltd.	2,100	4,874
Sembcorp Industries Ltd.	2,500	2,864
Sembcorp Marine Ltd.*	3,400	1,798
Singapore Airlines Ltd.	1,800	7,769
Singapore Exchange Ltd.	2,900	19,825

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	35

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Singapore (cont’d.)
Singapore Post Ltd.	4,200	$2,164
Singapore Press Holdings Ltd.	4,900	5,269
Singapore Technologies Engineering Ltd.	5,200	12,595
Singapore Telecommunications Ltd.	25,400	50,739
StarHub Ltd.	2,900	3,053
Suntec Real Estate Investment Trust, REIT	7,400	7,324
United Overseas Bank Ltd.	4,357	62,627
UOL Group Ltd.	1,800	8,706
Venture Corp. Ltd.	1,000	11,182
Wilmar International Ltd.	6,400	16,170

		547,097

South Africa 0.2%
Anglo American PLC	4,250	75,772
Investec PLC	2,289	4,723

		80,495

South Korea 3.9%
Amorepacific Corp.	111	16,136
AMOREPACIFIC Group	118	5,609
BGF retail Co. Ltd.	17	2,186
BNK Financial Group, Inc.	1,143	4,714
Celltrion Healthcare Co. Ltd.*	243	16,927
Celltrion, Inc.*	347	59,719
Cheil Worldwide, Inc.	191	2,779
CJ CheilJedang Corp.	30	6,727
CJ Corp.	34	2,256
CJ ENM Co. Ltd.	27	2,835
CJ Logistics Corp.*	20	2,434
Coway Co. Ltd.	200	10,027
Daelim Industrial Co. Ltd.	106	7,596
Daewoo Engineering & Construction Co. Ltd.*	483	1,397
Daewoo Shipbuilding & Marine Engineering Co. Ltd.*	159	2,215
DB Insurance Co. Ltd.	156	5,630
DGB Financial Group, Inc.	416	1,799
Dongsuh Cos., Inc.	129	1,824
Doosan Bobcat, Inc.	66	1,278
Doosan Fuel Cell Co. Ltd.*	220	1,324
Doosan Heavy Industries & Construction Co. Ltd.*	302	983
Doosan Infracore Co. Ltd.*	367	1,296
E-MART, Inc.	62	6,048
Fila Holdings Corp.	161	4,593
GS Engineering & Construction Corp.	239	4,915

See Notes to Financial Statements.

36

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
GS Holdings Corp.	161	$5,090
GS Retail Co. Ltd.	72	2,238
Hana Financial Group, Inc.	1,007	22,883
Hankook Tire & Technology Co. Ltd.	235	4,048
Hanmi Pharm Co. Ltd.	27	5,705
Hanon Systems	554	4,137
Hanssem Co. Ltd.	27	1,602
Hanwha Aerospace Co. Ltd.*	98	2,169
Hanwha Corp.	141	2,370
Hanwha Life Insurance Co. Ltd.	928	1,371
Hanwha Solutions Corp.	219	2,580
HDC Hyundai Development Co-Engineering & Construction (Class E Stock)	154	2,388
Helixmith Co. Ltd.*	76	4,125
Hite Jinro Co. Ltd.	102	2,721
HLB, Inc.*	132	10,205
Hotel Shilla Co. Ltd.	109	7,522
Hyundai Department Store Co. Ltd.	42	2,490
Hyundai Engineering & Construction Co. Ltd.	231	6,610
Hyundai Glovis Co. Ltd.	63	5,229
Hyundai Heavy Industries Holdings Co. Ltd.	33	6,509
Hyundai Marine & Fire Insurance Co. Ltd.	225	4,805
Hyundai Mipo Dockyard Co. Ltd.	55	1,389
Hyundai Mobis Co. Ltd.	222	31,083
Hyundai Motor Co.	485	37,200
Hyundai Steel Co.	255	4,501
Hyundai Wia Corp.	47	1,270
Industrial Bank of Korea	840	5,443
Kakao Corp.	172	26,046
Kangwon Land, Inc.	349	7,161
KB Financial Group, Inc.	1,318	37,251
KCC Corp.	12	1,612
KEPCO Plant Service & Engineering Co. Ltd.	71	1,884
Kia Motors Corp.	858	20,955
Korea Aerospace Industries Ltd.	209	4,387
Korea Electric Power Corp.*	920	18,068
Korea Gas Corp.	70	1,540
Korea Investment Holdings Co. Ltd.	120	4,915
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	149	9,992
Korea Zinc Co. Ltd.	35	11,118
Korean Air Lines Co. Ltd.*	128	2,091
KT&G Corp.	376	24,966
Kumho Petrochemical Co. Ltd.	48	2,993
LG Chem Ltd.	156	47,765

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	37

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
LG Corp.	300	$15,130
LG Display Co. Ltd.*	683	6,133
LG Electronics, Inc.	358	16,057
LG Household & Health Care Ltd.	31	35,105
LG Uplus Corp.	671	7,364
Lotte Chemical Corp.	53	9,375
Lotte Corp.	157	5,125
LOTTE Fine Chemical Co. Ltd.	48	1,524
Lotte Shopping Co. Ltd.	30	2,463
LS Corp.	37	1,143
Mando Corp.	90	1,739
Medy-Tox, Inc.	11	1,033
Mirae Asset Daewoo Co. Ltd.	1,205	5,532
NAVER Corp.	454	73,659
NCSoft Corp.	57	30,025
Netmarble Corp., 144A*	71	5,553
NH Investment & Securities Co. Ltd.	343	2,718
NHN Corp.*	27	1,698
NongShim Co. Ltd.	9	2,180
OCI Co. Ltd.*	48	1,566
Orion Corp.	79	8,023
Ottogi Corp.	4	1,783
Paradise Co. Ltd.	124	1,597
POSCO	231	34,730
POSCO Chemical Co. Ltd.	57	2,419
Posco International Corp.	122	1,423
S-1 Corp.	75	5,283
Samsung Biologics Co. Ltd., 144A*	47	22,314
Samsung C&T Corp.	279	24,184
Samsung Card Co. Ltd.	83	2,039
Samsung Electro-Mechanics Co. Ltd.	192	17,972
Samsung Electronics Co. Ltd.	15,960	653,807
Samsung Engineering Co. Ltd.*	593	5,597
Samsung Fire & Marine Insurance Co. Ltd.	109	16,983
Samsung Heavy Industries Co. Ltd.*	1,451	5,084
Samsung Life Insurance Co. Ltd.	238	9,591
Samsung SDI Co. Ltd.	179	42,234
Samsung SDS Co. Ltd.	103	13,669
Samsung Securities Co. Ltd.	231	5,676
Shinhan Financial Group Co. Ltd.	1,622	40,774
Shinsegae, Inc.	26	5,611
SillaJen, Inc.*	138	1,405
SK Holdings Co. Ltd.	108	16,092
SK Hynix, Inc.	1,740	117,982

See Notes to Financial Statements.

38

Description	Shares	Value
COMMON STOCKS (Continued)

South Korea (cont’d.)
SK Innovation Co. Ltd.	185	$14,937
SK Networks Co. Ltd.	404	1,792
SK Telecom Co. Ltd.	78	13,556
SKC Co. Ltd.	52	2,091
S-Oil Corp.	147	8,444
Ssangyong Cement Industrial Co. Ltd.	296	1,235
Woori Financial Group, Inc.	1,923	13,319
Yuhan Corp.	180	6,932

		1,927,374

Spain 2.1%
Acciona SA	66	6,535
ACS Actividades de Construccion y Servicios SA	808	20,039
Aena SME SA, 144A*	243	30,735
Amadeus IT Group SA	1,378	66,240
Banco Bilbao Vizcaya Argentaria SA	22,722	74,039
Banco de Sabadell SA	21,012	8,702
Banco Santander SA	55,684	124,194
Bankia SA	3,609	3,668
Bankinter SA	2,481	10,219
CaixaBank SA	11,916	21,447
Cellnex Telecom SA, 144A	920	48,172
EDP Renovaveis SA	528	6,494
Enagas SA	844	19,664
Endesa SA	1,125	24,934
Ferrovial SA	1,632	40,651
Grifols SA	1,155	39,188
Iberdrola SA	20,138	201,172
Industria de Diseno Textil SA	3,561	90,661
Inmobiliaria Colonial Socimi SA, REIT	1,032	9,939
Mapfre SA	3,145	5,757
Merlin Properties Socimi SA, REIT	1,209	11,194
Naturgy Energy Group SA	1,044	18,384
Red Electrica Corp. SA	1,423	24,980
Repsol SA	4,568	41,506
Siemens Gamesa Renewable Energy SA	729	10,828
Telefonica SA	15,500	70,824
Zardoya Otis SA	529	3,676

		1,033,842

Sweden 2.5%
Alfa Laval AB*	1,024	19,238
Assa Abloy AB (Class B Stock)	3,097	55,860

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	39

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Sweden (cont’d.)
Atlas Copco AB (Class A Stock)	2,127	$73,325
Atlas Copco AB (Class B Stock)	1,283	39,870
Boliden AB	951	19,492
Castellum AB	878	15,431
Electrolux AB (Class B Stock)	764	10,551
Electrolux Professional AB (Class B Stock)*	764	1,773
Elekta AB (Class B Stock)	1,220	11,285
Epiroc AB (Class A Stock)	2,133	21,381
Epiroc AB (Class B Stock)	1,338	13,235
EQT AB*	685	9,590
Essity AB (Class B Stock)*	2,056	66,977
Fastighets AB Balder (Class B Stock)*	342	13,524
Hennes & Mauritz AB (Class B Stock)	2,987	41,636
Hexagon AB (Class B Stock)*	858	42,773
Hufvudstaden AB (Class A Stock)	368	4,738
Husqvarna AB (Class B Stock)	1,412	8,561
ICA Gruppen AB	269	11,738
Industrivarden AB (Class A Stock)*	715	14,847
Industrivarden AB (Class C Stock)*	585	12,107
Investment AB Latour (Class B Stock)	437	6,560
Investor AB (Class A Stock)	437	21,718
Investor AB (Class B Stock)	1,535	77,084
Kinnevik AB (Class B Stock)	831	17,193
L E Lundbergforetagen AB (Class B Stock)	239	10,112
Lundin Petroleum AB	613	16,041
Nibe Industrier AB (Class B Stock)	1,007	18,825
Saab AB (Class B Stock)*	294	6,824
Sandvik AB	3,638	56,418
Securitas AB (Class B Stock)	1,010	11,957
Skandinaviska Enskilda Banken AB (Class A Stock)	4,913	40,430
Skanska AB (Class B Stock)*	1,220	23,322
SKF AB (Class B Stock)	1,324	21,161
Svenska Cellulosa AB SCA (Class B Stock)*	2,032	21,911
Svenska Handelsbanken AB (Class A Stock)*	5,054	46,735
Swedbank AB (Class A Stock)	3,413	40,323
Swedish Match AB	557	34,615
Swedish Orphan Biovitrum AB*	604	11,762
Tele2 AB (Class B Stock)	1,850	23,997
Telefonaktiebolaget LM Ericsson (Class B Stock)	10,087	87,804
Telia Co. AB	8,833	30,513
Trelleborg AB (Class B Stock)*	800	10,310
Volvo AB (Class B Stock)*	5,053	65,359

		1,208,906

See Notes to Financial Statements.

40

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland 9.1%
ABB Ltd.	6,125	$115,940
Adecco Group AG	547	23,943
Alcon, Inc.*	1,565	82,366
Baloise Holding AG	166	24,824
Banque Cantonale Vaudoise	10	8,840
Barry Callebaut AG	11	21,533
Chocoladefabriken Lindt & Spruengli AG	5	38,948
Cie Financiere Richemont SA	1,756	99,877
Clariant AG	685	12,678
Coca-Cola HBC AG	662	16,820
Credit Suisse Group AG	8,416	76,747
DKSH Holding AG	126	7,130
Dufry AG	92	2,998
EMS-Chemie Holding AG	24	15,532
Flughafen Zurich AG*	73	9,005
Geberit AG	124	55,412
Georg Fischer AG	14	10,441
Givaudan SA	32	107,393
Glencore PLC*	36,550	67,586
Helvetia Holding AG	124	11,362
Julius Baer Group Ltd.	741	28,987
Kuehne + Nagel International AG	179	25,582
LafargeHolcim Ltd.*	1,720	71,481
Logitech International SA	518	24,985
Lonza Group AG*	254	110,882
Nestle SA	9,837	1,036,371
Novartis AG	7,241	616,396
OC Oerlikon Corp. AG	819	6,138
Pargesa Holding SA	143	10,156
Partners Group Holding AG	56	44,033
PSP Swiss Property AG	142	16,590
Roche Holding AG	2,366	823,922
Roche Holding AG (XBRN)	91	31,690
Schindler Holding AG	70	15,001
Schindler Holding AG (PART CERT)	144	32,085
SGS SA	20	45,373
Sika AG	471	77,932
Sonova Holding AG	188	33,954
STMicroelectronics NV	2,133	55,582
Straumann Holding AG	34	25,833
Sulzer AG	31	2,201
Swatch Group AG (The)	91	18,215
Swatch Group AG (The)	135	5,249
Swiss Life Holding AG	113	40,015

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	41

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

Switzerland (cont’d.)
Swiss Prime Site AG	265	$25,283
Swiss Re AG	946	68,187
Swisscom AG	86	44,694
Temenos AG*	205	26,610
UBS Group AG	11,508	124,668
Vifor Pharma AG	149	22,379
Zurich Insurance Group AG	503	159,693

		4,479,542

Taiwan 0.0%
FIT Hon Teng Ltd., 144A	3,000	652

United Arab Emirates 0.0%
NMC Health PLC^	372	—

United Kingdom 11.7%
3i Group PLC	3,231	31,890
Admiral Group PLC	711	20,827
Ashmore Group PLC	1,540	7,379
Ashtead Group PLC	1,519	41,813
Associated British Foods PLC	1,202	28,646
AstraZeneca PLC	4,470	466,509
Auto Trader Group PLC, 144A	3,045	17,608
Avast PLC, 144A	1,823	10,572
AVEVA Group PLC	207	9,314
Aviva PLC	13,210	40,203
B&M European Value Retail SA	2,921	12,235
Babcock International Group PLC	745	3,938
BAE Systems PLC	10,904	69,536
Barclays PLC	58,335	77,655
Barratt Developments PLC	3,338	21,787
Bellway PLC	400	13,375
Berkeley Group Holdings PLC	404	21,287
BP PLC	67,705	267,223
British American Tobacco PLC	7,754	300,611
British Land Co. PLC (The), REIT	3,194	16,329
BT Group PLC	29,485	43,026
Bunzl PLC	1,164	25,344
Burberry Group PLC	1,353	23,640
Centrica PLC	18,846	9,444
Cineworld Group PLC	3,160	2,617
CK Hutchison Holdings Ltd.	9,100	67,417
CNH Industrial NV*	3,382	21,158

See Notes to Financial Statements.

42

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Compass Group PLC	5,456	$92,126
ConvaTec Group PLC, 144A	5,155	13,876
Croda International PLC	414	25,358
DCC PLC	335	23,929
Derwent London PLC, REIT	347	13,567
Diageo PLC	7,837	271,466
Direct Line Insurance Group PLC	4,726	16,166
DS Smith PLC	4,371	17,219
easyJet PLC	675	5,100
Experian PLC	3,074	91,622
Fiat Chrysler Automobiles NV	3,788	33,016
G4S PLC	4,699	6,429
GlaxoSmithKline PLC	16,731	348,691
GVC Holdings PLC	2,059	19,469
Halma PLC	1,283	33,816
Hargreaves Lansdown PLC	1,041	18,893
Hiscox Ltd.	964	8,555
HomeServe PLC	929	13,086
Howden Joinery Group PLC	1,939	12,853
HSBC Holdings PLC	69,112	356,473
IMI PLC	942	9,802
Imperial Brands PLC	3,210	67,613
Inchcape PLC	1,420	8,955
Informa PLC	4,644	25,608
InterContinental Hotels Group PLC	621	28,179
Intermediate Capital Group PLC	935	13,291
International Consolidated Airlines Group SA	1,373	3,833
Intertek Group PLC	546	32,788
ITV PLC	12,971	12,451
J Sainsbury PLC	5,687	14,164
JD Sports Fashion PLC	1,437	9,582
John Wood Group PLC	2,289	5,851
Johnson Matthey PLC	653	16,333
Kingfisher PLC	7,276	14,373
Land Securities Group PLC, REIT	2,453	20,555
Legal & General Group PLC	19,990	51,512
Lloyds Banking Group PLC	236,950	95,548
London Stock Exchange Group PLC	1,062	100,293
M&G PLC	8,893	14,809
Marks & Spencer Group PLC	6,367	7,386
Meggitt PLC	2,542	8,903
Melrose Industries PLC	16,442	20,657
Micro Focus International PLC	1,115	6,734
Mondi PLC	1,618	28,705

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	43

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
National Grid PLC	11,920	$140,194
Next PLC	424	25,221
Ninety One PLC*	1,144	2,419
Ocado Group PLC*	1,558	31,487
Pearson PLC	2,618	15,121
Pennon Group PLC	1,405	19,376
Persimmon PLC	1,080	29,908
Phoenix Group Holdings PLC	1,818	13,789
Prudential PLC	8,861	124,963
Quilter PLC, 144A	6,039	9,379
Reckitt Benckiser Group PLC	2,132	177,696
RELX PLC	6,379	144,193
Renishaw PLC	129	5,701
Rentokil Initial PLC	6,257	37,482
Rightmove PLC	3,018	18,987
Rolls-Royce Holdings PLC	5,925	24,534
Royal Bank of Scotland Group PLC	15,103	21,015
RSA Insurance Group PLC	3,383	15,391
Sage Group PLC (The)	3,736	30,015
Schroders PLC	365	12,186
Segro PLC, REIT	3,716	38,786
Severn Trent PLC	821	24,747
Smith & Nephew PLC	3,032	59,458
Smiths Group PLC	1,368	21,363
Spirax-Sarco Engineering PLC	249	27,326
SSE PLC	3,592	56,564
St. James’s Place PLC	1,801	19,343
Standard Chartered PLC	8,898	45,596
Standard Life Aberdeen PLC	8,270	22,907
Subsea 7 SA*	749	4,152
Tate & Lyle PLC	1,573	14,105
Taylor Wimpey PLC	11,643	21,543
TechnipFMC PLC	1,648	14,568
Tesco PLC	32,753	96,980
Travis Perkins PLC	820	10,682
Unilever NV	4,673	232,647
Unilever PLC	3,702	190,558
United Utilities Group PLC	2,269	25,757
Virgin Money UK PLC*	4,178	4,020
Vodafone Group PLC	90,882	128,134
Weir Group PLC (The)	832	9,931
Whitbread PLC	436	16,351

See Notes to Financial Statements.

44

Description	Shares	Value
COMMON STOCKS (Continued)

United Kingdom (cont’d.)
Wm Morrison Supermarkets PLC	7,640	$17,607
WPP PLC	4,079	31,656

		5,744,856

United States 0.4%
Amcor PLC, CDI	5,403	49,238
Carnival PLC	501	6,919
Ferguson PLC	767	55,252
James Hardie Industries PLC, CDI	1,524	22,894
QIAGEN NV*	733	30,570
Samsonite International SA, 144A	3,900	3,320
Sims Metal Management Ltd.	452	2,046

		170,239

TOTAL COMMON STOCKS (cost $48,770,864)		44,975,224

EXCHANGE-TRADED FUND 4.1%

United States
iShares MSCI EAFE ETF (cost $2,141,182)	35,400	2,002,578

PREFERRED STOCKS 0.7%

Germany 0.4%
Bayerische Motoren Werke AG (PRFC)	187	8,887
FUCHS PETROLUB SE (PRFC)	245	9,499
Henkel AG & Co. KGaA (PRFC)	590	52,301
Porsche Automobil Holding SE (PRFC)	544	27,574
Sartorius AG (PRFC)	116	32,653
Volkswagen AG (PRFC)	621	87,125

		218,039

South Korea 0.3%
Amorepacific Corp. (PRFC)	29	1,495
CJ CheilJedang Corp. (PRFC)	14	1,280
Hanwha Corp. (PRFC)	128	1,198
Hyundai Motor Co. (2nd PRFC)	122	5,888
Hyundai Motor Co. (PRFC)	88	4,124
LG Chem Ltd. (PRFC)	30	4,248
LG Electronics, Inc. (PRFC)	64	1,116

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	45

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Description	Shares	Value
PREFERRED STOCKS (Continued)

South Korea (cont’d.)
LG Household & Health Care Ltd. (PRFC)	6	$3,570
Samsung Electronics Co. Ltd. (PRFC)	2,784	96,236
Samsung Fire & Marine Insurance Co. Ltd. (PRFC)	9	961

		120,116

TOTAL PREFERRED STOCKS (cost $354,252)		338,155

	Units

RIGHTS* 0.0%

Australia 0.0%
Flight Centre Travel Group Ltd., expiring 05/01/20	96	230

South Korea 0.0%
HLB, Inc., expiring 05/29/20	12	149

TOTAL RIGHTS (COST $0)		379

TOTAL LONG-TERM INVESTMENTS (cost $51,266,298)		47,316,336

	Shares

SHORT-TERM INVESTMENTS 1.8%

AFFILIATED MUTUAL FUND 1.2%
PGIM Core Ultra Short Bond Fund (cost $582,399)(w)	582,399	582,399

See Notes to Financial Statements.

46

Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. TREASURY OBLIGATION(k)(n) 0.6%
U.S. Treasury Bills (cost $279,956)	0.280%	06/18/20	280	$279,965

TOTAL SHORT-TERM INVESTMENTS (cost $862,355)				862,364

TOTAL INVESTMENTS 98.1% (cost $52,128,653)				48,178,700
Other assets in excess of liabilities(z)	1.9%			947,315

NET ASSETS 100.0%				$49,126,015

Below is a list of the abbreviation(s) used in the semiannual report:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.

ASX—Australian Securities Exchange

CAC40—French Stock Market Index

CDI—Chess Depository Interest

CVA—Certificate Van Aandelen (Bearer)

EAFE—Europe, Australasia, Far East

ETF—Exchange-Traded Fund

FTSE—Financial Times Stock Exchange

LIBOR—London Interbank Offered Rate

MSCI—Morgan Stanley Capital International

PART CERT—Participation Certificates

PRFC—Preference Shares

REITs—Real Estate Investment Trust

RSP—Savings Shares

SPI—Swiss Performance Index

STOXX—Stock Index of the Eurozone

TOPIX—Tokyo Stock Price Index

UTS—Unit Trust Security

XBRN—Berne Stock Exchange

*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $0 and 0.0% of net assets.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	47

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Futures contracts outstanding at April 30, 2020:

Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1	ASX SPI 200 Index	Jun. 2020	$90,253	$10,197
1	Nikkei 225 Index	Jun. 2020	100,175	5,947
2	CAC40 10 Euro	May 2020	99,624	1,115
3	TOPIX Index	Jun. 2020	406,467	26,746
4	FTSE 100 Index	Jun. 2020	296,486	34,077
8	Mini MSCI EAFE Index	Jun. 2020	655,320	75,910
15	Euro STOXX 50 Index	Jun. 2020	474,558	87,428

				$241,420

Summary of Collateral for Centrally Cleared/Exchange-traded Derivatives:

Cash and securities segregated as collateral, including pending settlement for closed positions, to cover requirements for centrally cleared/exchange-traded derivatives are listed by broker as follows:

Broker	Cash and/or Foreign Currency	Securities Market Value
Morgan Stanley & Co. LLC	$—	$279,965

Fair Value Measurements:

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1—unadjusted quoted prices generally in active markets for identical securities.

Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.

Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of April 30, 2020 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Assets
Common Stocks
Australia	$—	$3,083,755	$—
Austria	—	77,280	—
Belgium	—	402,342	—
Cambodia	—	5,464	—
Chile	—	12,100	—
China	111,139	199,394	—
Denmark	—	929,925	—

See Notes to Financial Statements.

48

	Level 1	Level 2	Level 3
Investments in Securities (continued)
Assets (continued)
Common Stocks (continued)
Finland	$—	$529,744	$—
France	—	4,183,202	—
Germany	—	3,426,689	—
Hong Kong	—	1,312,890	—
Indonesia	—	1,657	—
Ireland	—	240,185	—
Israel	—	232,455	—
Italy	—	902,174	—
Japan	—	11,525,551	—
Jordan	—	14,637	—
Kazakhstan	—	4,481	—
Luxembourg	—	71,263	—
Macau	—	97,703	—
Malaysia	—	1,835	—
Mexico	—	6,495	—
Netherlands	—	1,788,381	—
New Zealand	—	161,066	—
Norway	—	245,657	—
Poland	—	114,451	—
Portugal	—	70,224	—
Russia	—	30,082	—
Singapore	—	547,097	—
South Africa	—	80,495	—
South Korea	—	1,927,374	—
Spain	—	1,033,842	—
Sweden	—	1,208,906	—
Switzerland	—	4,479,542	—
Taiwan	—	652	—
United Arab Emirates	—	—	—
United Kingdom	—	5,744,856	—
United States	—	170,239	—
Exchange-Traded Fund
United States	2,002,578	—	—
Preferred Stocks
Germany	—	218,039	—
South Korea	—	120,116	—
Rights
Australia	—	230	—
South Korea	—	149	—
Affiliated Mutual Fund	582,399	—	—
U.S. Treasury Obligation	—	279,965	—

Total	$2,696,116	$45,482,584	$—

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	49

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

	Level 1	Level 2	Level 3
Other Financial Instruments*
Assets
Futures Contracts	$241,420	$—	$—

*

Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.

Industry Classification:

The industry classification of investments and other assets in excess of liabilities shown as a percentage of net assets as of April 30, 2020 were as follows:

Pharmaceuticals	8.7%
Banks	7.3
Insurance	4.3
Exchange-Traded Fund	4.1
Food Products	3.8
Oil, Gas & Consumable Fuels	3.4
Chemicals	3.0
Automobiles	2.9
Metals & Mining	2.6
Machinery	2.5
Capital Markets	2.4
Personal Products	2.3
Textiles, Apparel & Luxury Goods	2.2
Health Care Equipment & Supplies	2.2
Electric Utilities	2.1
Semiconductors & Semiconductor Equipment	2.1
Technology Hardware, Storage & Peripherals	2.0
Real Estate Management & Development	1.9
Electronic Equipment, Instruments & Components	1.9
Diversified Telecommunication Services	1.9
Wireless Telecommunication Services	1.8
Beverages	1.7
IT Services	1.4
Road & Rail	1.4
Software	1.3
Trading Companies & Distributors	1.3
Professional Services	1.2
Household Durables	1.2
Affiliated Mutual Fund	1.2
Industrial Conglomerates	1.2
Food & Staples Retailing	1.1
Electrical Equipment	1.1
Biotechnology	1.1

Tobacco	1.1%
Hotels, Restaurants & Leisure	1.0
Equity Real Estate Investment Trusts (REITs)	0.9
Construction & Engineering	0.9
Multi-Utilities	0.9
Aerospace & Defense	0.9
Household Products	0.9
Auto Components	0.8
Entertainment	0.8
Building Products	0.7
Internet & Direct Marketing Retail	0.7
Specialty Retail	0.6
U.S. Treasury Obligation	0.6
Air Freight & Logistics	0.6
Health Care Providers & Services	0.5
Gas Utilities	0.5
Construction Materials	0.5
Interactive Media & Services	0.5
Diversified Financial Services	0.4
Commercial Services & Supplies	0.4
Transportation Infrastructure	0.4
Multiline Retail	0.4
Life Sciences Tools & Services	0.4
Paper & Forest Products	0.4
Media	0.3
Communications Equipment	0.3
Leisure Products	0.3
Containers & Packaging	0.2
Marine	0.2
Water Utilities	0.2
Health Care Technology	0.1
Independent Power & Renewable Electricity Producers	0.1

See Notes to Financial Statements.

50

Industry Classification (continued):
Airlines	0.0	*%
Energy Equipment & Services	0.0	*
Consumer Finance	0.0	*
Distributors	0.0	*
Diversified Consumer Services	0.0	*

	98.1
Other assets in excess of liabilities	1.9

	100.0%

*	Less than +/- 0.05%

Effects of Derivative Instruments on the Financial Statements and Primary Underlying Risk Exposure:

The Fund invested in derivative instruments during the reporting period. The primary type of risk associated with these derivative instruments is equity contracts risk. See the Notes to Financial Statements for additional detail regarding these derivative instruments and their risks. The effect of such derivative instruments on the Fund’s financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative instruments as of April 30, 2020 as presented in the Statement of Assets and Liabilities:

	Asset Derivatives			Liability Derivatives
Derivatives not accounted for as hedging instruments, carried at fair value	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Due from/to broker-variation margin futures	$241,420	*	—	$—
Equity contracts	Unaffiliated investments	379		—	—

		$241,799			$—

*

Includes cumulative appreciation (depreciation) as reported in the schedule of open futures and centrally cleared swap contracts. Only unsettled variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

The effects of derivative instruments on the Statement of Operations for the six months ended April 30, 2020 are as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(1)	Futures
Equity contracts	$2	$(441,936)

(1)	Included in net realized gain (loss) on investment transactions in the Statement of Operations.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	51

Schedule of Investments (unaudited) (continued)

as of April 30, 2020

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments, carried at fair value	Rights(2)	Futures
Equity contracts	$317	$161,739

(2)	Included in net change in unrealized appreciation (depreciation) on investments in the Statement of Operations.

For the six months ended April 30, 2020, the Fund’s average volume of derivative activities is as follows:

Futures Contracts— Long Positions(1)
$2,270,656

(1)	Notional Amount in USD.

See Notes to Financial Statements.

52

Statement of Assets and Liabilities (unaudited)

as of April 30, 2020

Assets
Investments at value:
Unaffiliated investments (cost $51,546,254)	$47,596,301
Affiliated investments (cost $582,399)	582,399
Foreign currency, at value (cost $1,160,771)	1,173,549
Dividends and interest receivable	180,206
Tax reclaim receivable	90,197
Receivable for Fund shares sold	66,518
Due from Manager	16,415
Receivable for investments sold	340
Prepaid expenses and other assets	6,349

Total Assets	49,712,274

Liabilities
Payable for Fund shares reacquired	344,005
Payable for investments purchased	122,711
Custodian and accounting fees payable	70,192
Accrued expenses and other liabilities	32,771
Due to broker—variation margin futures	16,501
Affiliated transfer agent fee payable	79

Total Liabilities	586,259

Net Assets	$49,126,015

Net assets were comprised of:
Shares of beneficial interest, at par	$4,811
Paid-in capital in excess of par	54,091,737
Total distributable earnings (loss)	(4,970,533)

Net assets, April 30, 2020	$49,126,015

Class R6
Net asset value, offering price and redemption price per share, ($49,126,015 ÷ 4,810,963 shares of beneficial interest issued and outstanding)	$10.21

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	53

Statement of Operations (unaudited)

Six Months Ended April 30, 2020

Net Investment Income (Loss)
Income
Unaffiliated dividend income (net of $65,966 foreign withholding tax)	$610,021
Affiliated dividend income	4,673
Affiliated income from securities lending, net	1,429

Total income	616,123

Expenses
Management fee	63,778
Custodian and accounting fees	81,673
Fund data services	21,756
Pricing fees	18,902
Audit fee	16,112
Shareholders’ reports	14,231
Legal fees and expenses	8,223
Trustees’ fees	5,741
Transfer agent’s fees and expenses (including affiliated expense of $239)	264
Registration fees	31
Miscellaneous	2,591

Total expenses	233,302
Less: Fee waiver and/or expense reimbursement	(156,741)

Net expenses	76,561

Net investment income (loss)	539,562

Realized And Unrealized Gain (Loss) On Investment And Foreign Currency Transactions
Net realized gain (loss) on:
Investment transactions (including affiliated of $(935))	(599,398)
Futures transactions	(441,936)
Foreign currency transactions	(38,677)

(1,080,011)

Net change in unrealized appreciation (depreciation) on:
Investments	(7,253,975)
Futures	161,739
Foreign currencies	172

(7,092,064)

Net gain (loss) on investment and foreign currency transactions	(8,172,075)

Net Increase (Decrease) In Net Assets Resulting From Operations	$(7,632,513)

See Notes to Financial Statements.

54

Statements of Changes in Net Assets (unaudited)

	Six Months Ended April 30, 2020	Year Ended October 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$539,562	$1,278,301
Net realized gain (loss) on investment and foreign currency transactions	(1,080,011)	(407,935)
Net change in unrealized appreciation (depreciation) on investments and foreign currencies	(7,092,064)	3,546,421

Net increase (decrease) in net assets resulting from operations	(7,632,513)	4,416,787

Dividends and Distributions
Distributions from distributable earnings
Class R6	(1,380,800)	(1,020,616)

Fund share transactions
Net proceeds from shares sold	12,069,982	12,379,377
Net asset value of shares issued in reinvestment of dividends and distributions	1,380,800	1,020,616
Cost of shares reacquired	(6,118,589)	(7,417,650)

Net increase (decrease) in net assets from Fund share transactions	7,332,193	5,982,343

Total increase (decrease)	(1,681,120)	9,378,514

Net Assets:
Beginning of period	50,807,135	41,428,621

End of period	$49,126,015	$50,807,135

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	55

Notes to Financial Statements (unaudited)

Prudential Investment Portfolios 2 (“PIP2”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end management investment company. PIP2 consists of eleven separate series: PGIM Core Conservative Bond Fund, PGIM Core Short-Term Bond Fund, PGIM Core Ultra Short Bond Fund, PGIM Institutional Money Market Fund, PGIM Jennison Small-Cap Core Equity Fund, PGIM QMA Emerging Markets Equity Fund, PGIM QMA International Developed Markets Index Fund, PGIM QMA Mid-Cap Core Equity Fund, PGIM QMA US Broad Market Index Fund and PGIM TIPS Fund, each of which are diversified funds and PGIM QMA Commodity Strategies Fund, which is a non-diversified fund for purposes of the 1940 Act and may invest a greater percentage of its assets in the securities of a single company or other issuer than a diversified fund. Investing in a non-diversified fund involves greater risk than investing in a diversified fund because a loss resulting from the decline in value of any one security may represent a greater portion of the total assets of a non-diversified fund. These financial statements relate only to the PGIM QMA International Developed Markets Index Fund (the “Fund”).

The investment objective of the Fund is to provide investment results that approximate the performance of the FTSE Developed Markets Ex-North America Net Index.

1. Accounting Policies

The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) Topic 946 Financial Services — Investment Companies. The following accounting policies conform to U.S. generally accepted accounting principles. The Fund consistently follows such policies in the preparation of its financial statements.

Securities Valuation: The Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. PIP2’s Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or the “Manager”). Pursuant to the Board’s delegation, the Manager has established a Valuation Committee responsible for supervising the fair valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.

56

For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments and referred to herein as the “fair value hierarchy” in accordance with FASB ASC Topic 820 - Fair Value Measurements and Disclosures.

Common and preferred stocks, exchange-traded funds, and derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy. In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and ask prices, or at the last bid price in the absence of an ask price. These securities are classified as Level 2 in the fair value hierarchy.

Foreign equities traded on foreign securities exchanges are generally valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy. The models generate an evaluated adjustment factor for each security, which is applied to the local closing price to adjust it for post closing market movements up to the time the Fund is valued. Utilizing that evaluated adjustment factor, the vendor provides an evaluated price for each security. If the vendor does not provide an evaluated price, securities are valued in accordance with exchange-traded common and preferred stock valuation policies discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. The Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads,

PGIM QMA International Developed Markets Index Fund	57

Notes to Financial Statements (unaudited) (continued)

credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.

Illiquid Securities: Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved Liquidity Risk Management Program (“LRMP”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. Illiquid securities are those that, because of the absence of a readily available market or due to legal or contractual restrictions on resale, may not reasonably be expected to be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Fund may find it difficult to sell illiquid securities at the time considered most advantageous by its subadviser(s) and may incur transaction costs that would not be incurred in the sale of securities that were freely marketable.

Restricted Securities: Securities acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer are considered restricted as to disposition under federal securities law (“restricted securities”). Such restricted securities are valued pursuant to the valuation procedures noted above. Restricted securities that would otherwise be considered illiquid investments pursuant to the Fund’s LRMP because of legal restrictions on resale to the general public may be traded among qualified institutional buyers under Rule 144A of the Securities Act of 1933. Therefore, these Rule 144A securities, as well as

58

commercial paper that is sold in private placements under Section 4(2) of the Securities Act of 1933, may be classified higher than “illiquid” under the LRMP (i.e. “moderately liquid” or “less liquid” investments). However, the liquidity of the Fund’s investments in restricted securities could be impaired if trading does not develop or declines.

Foreign Currency Translation: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

(i) market value of investment securities, other assets and liabilities — at the current rates of exchange;

(ii) purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets of the Fund are presented at the foreign exchange rates and market values at the close of the period, the Fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities held at the end of the period. Similarly, the Fund does not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of long-term portfolio securities sold during the period. Accordingly, holding period realized foreign currency gains (losses) are included in the reported net realized gains (losses) on investment transactions.

Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from the disposition of holdings of foreign currencies, currency gains (losses) realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized currency gains (losses) arise from valuing foreign currency denominated assets and liabilities (other than investments) at period end exchange rates.

Financial Futures Contracts: A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities at a set price for delivery on a future date. Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount. This amount is known as the “initial margin.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying security. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain (loss). When the contract expires or is closed, the gain (loss) is realized and is presented in the Statement of Operations as net realized gain (loss) on futures transactions.

The Fund invested in financial futures contracts in order to hedge its existing portfolio securities, or securities the Fund intends to purchase, against fluctuations in value caused

PGIM QMA International Developed Markets Index Fund	59

Notes to Financial Statements (unaudited) (continued)

by changes in prevailing interest rates. Should interest rates move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. Since futures contracts are exchange-traded, there is minimal counterparty credit risk to the Fund since the exchanges’ clearinghouse acts as counterparty to all exchange-traded futures and guarantees the futures contracts against default.

Master Netting Arrangements: The Fund is subject to various Master Agreements, or netting arrangements, with select counterparties. These are agreements which a subadviser may have negotiated and entered into on behalf of all or a portion of the Fund. A master netting arrangement between the Fund and the counterparty permits the Fund to offset amounts payable by the Fund to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Fund to cover the Fund’s exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable. In addition to master netting arrangements, the right to set-off exists when all the conditions are met such that each of the parties owes the other determinable amounts, the reporting party has the right to set-off the amount owed with the amount owed by the other party, the reporting party intends to set-off and the right of set-off is enforceable by law. During the reporting period, there was no intention to settle on a net basis and all amounts are presented on a gross basis on the Statement of Assets and Liabilities.

Rights: The Fund held rights acquired either through a direct purchase or pursuant to corporate actions. Rights entitle the holder to buy a proportionate amount of common stock, or such other security that the issuer may specify, at a specific price and time through the expiration dates. Such rights are held as long positions by the Fund until exercised, sold or expired. Rights are valued at fair value in accordance with the Board approved fair valuation procedures.

Securities Lending: The Fund lends its portfolio securities to banks and broker-dealers. The loans are secured by collateral at least equal to the market value of the securities loaned. Collateral pledged by each borrower is invested in an affiliated money market fund and is marked to market daily, based on the previous day’s market value, such that the value of the collateral exceeds the value of the loaned securities. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the financial statements may reflect a collateral value that is less than the market value of the loaned securities. Such shortfall is remedied as described above. Loans are subject to termination at the option of the borrower or the Fund. Upon termination of the loan, the borrower will return to the Fund securities identical to the loaned securities. Should the borrower of the securities fail financially, the Fund has the right to repurchase the securities in the open market using the collateral.

60

The Fund recognizes income, net of any rebate and securities lending agent fees, for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The borrower receives all interest and dividends from the securities loaned and such payments are passed back to the lender in amounts equivalent thereto. The Fund also continues to recognize any unrealized gain (loss) in the market price of the securities loaned and on the change in the value of the collateral invested that may occur during the term of the loan. In addition, realized gain (loss) is recognized on changes in the value of the collateral invested upon liquidation of the collateral. Net earnings from securities lending are disclosed in the Statement of Operations.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) from investment and currency transactions are calculated on the specific identification method. Dividend income is recorded on the ex-date, or for certain foreign securities, when the Fund becomes aware of such dividends. Interest income, including amortization of premium and accretion of discount on debt securities, as required, is recorded on the accrual basis. Expenses are recorded on an accrual basis, which may require the use of certain estimates by management that may differ from actual.

Taxes: It is the Fund’s policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable net investment income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required. Withholding taxes on foreign dividends, interest and capital gains, if any, are recorded, net of reclaimable amounts, at the time the related income is earned.

Dividends and Distributions: The Fund expects to pay dividends from net investment income and distributions from net realized capital gains, if any, annually. Dividends and distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-date. Permanent book/tax differences relating to income and gain (loss) are reclassified between total distributable earnings (loss) and paid-in capital in excess of par, as appropriate.

Estimates: The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

2. Agreements

The Fund has a management agreement with the Manager. Pursuant to this agreement, the Manager has responsibility for all investment advisory services and supervises the subadviser’s performance of such services. In addition, under the management agreement, the Manager provides all of the administrative functions necessary for the organization, operation and management of the Fund. The Manager administers the corporate affairs of

PGIM QMA International Developed Markets Index Fund	61

Notes to Financial Statements (unaudited) (continued)

the Fund and, in connection therewith, furnishes the Fund with office facilities, together with those ordinary clerical and bookkeeping services which are not being furnished by the Fund’s custodian and the Fund’s transfer agent. The Manager is also responsible for the staffing and management of dedicated groups of legal, marketing, compliance and related personnel necessary for the operation of the Fund. The legal, marketing, compliance and related personnel are also responsible for the management and oversight of the various service providers to the Fund, including, but not limited to, the custodian, transfer agent, and accounting agent.

The Manager has entered into a subadvisory agreement with QMA LLC (“QMA”). The subadvisory agreement provides that QMA will furnish investment advisory services in connection with the management of the Fund. In connection therewith, QMA is obligated to keep certain books and records of the Fund. The Manager pays for the services of QMA, the cost of compensation of officers of the Fund, occupancy and certain clerical and bookkeeping costs of the Fund. The Fund bears all other costs and expenses.

The management fee paid to the Manager is accrued daily and payable monthly at an annual rate of 0.25% of the Fund’s average daily net assets.

The Manager has contractually agreed, through February 28, 2021, to limit total annual operating expenses after fee waivers and/or expense reimbursements to 0.30% of average daily net assets for Class R6 shares. This contractual waiver excludes interest, brokerage, taxes (such as income and foreign withholding taxes, stamp duty and deferred tax expenses), acquired fund fees and expenses, extraordinary expenses, and certain other Fund expenses such as dividend and interest expense and broker charges on short sales. Fees and/or expenses waived and/or reimbursed by the Manager may be recouped by the Manager within the same fiscal year during which such waiver and/or reimbursement is made if such recoupment can be realized without exceeding the expense limit in effect at the time of the recoupment for that fiscal year.

PIP2, on behalf of the Fund, has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), which acts as the distributor of the Class R6 shares of the Fund. No distribution or service fees are paid to PIMS as distributor for Class R6 shares of the Fund.

PGIM, Inc., PGIM Investments, PIMS and QMA are indirect, wholly-owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

62

3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PGIM Investments and an indirect, wholly-owned subsidiary of Prudential, serves as the Trust’s transfer agent. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Fund may invest its overnight sweep cash in the PGIM Core Ultra Short Bond Fund (the “Core Fund”), and its securities lending cash collateral in the PGIM Institutional Money Market Fund (the “Money Market Fund”), each a series of PIP2, registered under the 1940 Act and managed by PGIM Investments. Through the Fund’s investments in the mentioned underlying funds, PGIM Investments and/or its affiliates are paid fees or reimbursed for providing their services. In addition to the realized and unrealized gains on investments in the Core Fund and Money Market Fund, earnings from such investments are disclosed on the Statement of Operations as “Affiliated dividend income” and “Income from securities lending, net”, respectively.

The Fund may enter into certain securities purchase or sale transactions under Board approved Rule 17a-7 procedures. Rule 17a-7 is an exemptive rule under the 1940 Act, that subject to certain conditions, permits purchase and sale transactions among affiliated investment companies, or between an investment company and a person that is affiliated solely by reason of having a common (or affiliated) investment adviser, common directors, and/or common officers. Pursuant to the Rule 17a-7 procedures and consistent with guidance issued by the Securities and Exchange Commission (“SEC”), the Trust’s Chief Compliance Officer (“CCO”) prepares a quarterly summary of all such transactions for submission to the Board, together with the CCO’s written representation that all such 17a-7 transactions were effected in accordance with the Fund’s Rule 17a-7 procedures. For the reporting period ended April 30, 2020, no 17a-7 transactions were entered into by the Fund.

4. Portfolio Securities

The aggregate cost of purchases and proceeds from sales of portfolio securities (excluding short-term investments and U.S. Government securities) for the reporting period ended April 30, 2020, were $8,653,771 and $2,263,807, respectively.

A summary of the cost of purchases and proceeds from sales of shares of affiliated investments for the reporting period ended April 30, 2020, is presented as follows:

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Core Ultra Short Bond Fund*
$634,314	$8,396,344	$8,448,259	$—	$—	$582,399	582,399	$4,673

PGIM QMA International Developed Markets Index Fund	63

Notes to Financial Statements (unaudited) (continued)

Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Change in Unrealized Gain (Loss)	Realized Gain (Loss)	Value, End of Period	Shares, End of Period	Income
PGIM Institutional Money Market Fund*
$—	$2,534,130	$2,533,195	$—	$(935)	$—	—	$1,429	**

$634,314	$10,930,474	$10,981,454	$—	$(935)	$582,399		$6,102

*	The Fund did not have any capital gain distributions during the reporting period.
**	Represents the affiliated amount of securities lending income shown on the Statement of Operations.

5. Tax Information

The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of April 30, 2020 were as follows:

Tax Basis	$52,366,791

Gross Unrealized Appreciation	4,946,154
Gross Unrealized Depreciation	(8,892,825)

Net Unrealized Depreciation	$(3,946,671)

The book basis may differ from tax basis due to certain tax-related adjustments.

For federal income tax purposes, the Fund had a capital loss carryforward as of October 31, 2019 of approximately $265,000 which can be carried forward for an unlimited period. No capital gains distributions are expected to be paid to shareholders until net gains have been realized in excess of such losses.

The Manager has analyzed the Fund’s tax positions taken on federal, state and local income tax returns for all open tax years and has concluded that no provision for income tax is required in the Fund’s financial statements for the current reporting period. Since tax authorities can examine previously filed tax returns, the Fund’s U.S. federal and state tax returns for each of the three fiscal years up to the most recent fiscal year ended October 31, 2019 are subject to such review.

6. Capital and Ownership

The Fund offers Class R6 shares. Class R6 shares are not subject to any sales or redemption charge and are available exclusively for sale to a limited group of investors.

PIP2 has authorized the Fund to issue an unlimited number of shares of beneficial interest of the Fund at $0.001 par value per share.

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As of April 30, 2020, Prudential, through its affiliated entities, including affiliated funds (if applicable), owned shares of the Fund as follows:

	Number of Shares	Percentage of Outstanding Shares
Class R6	4,810,963	100%

At reporting period end, the number of shareholders holding greater than 5% of the Fund are as follows:

Affiliated		Unaffiliated
Number of Shareholders	Percentage of Outstanding Shares	Number of Shareholders	Percentage of Outstanding Shares
7	87%	—	—%

Transactions in shares of beneficial interest were as follows:

Class R6	Shares	Amount
Six months ended April 30, 2020:
Shares sold	1,127,112	$12,069,982
Shares issued in reinvestment of dividends and distributions	111,445	1,380,800
Shares reacquired	(605,231)	(6,118,589)

Net increase (decrease) in shares outstanding	633,326	$7,332,193

Year ended October 31, 2019:
Shares sold	1,085,029	$12,379,377
Shares issued in reinvestment of dividends and distributions	96,741	1,020,616
Shares reacquired	(649,798)	(7,417,650)

Net increase (decrease) in shares outstanding	531,972	$5,982,343

7. Borrowings

PIP2, on behalf of the Fund, along with other affiliated registered investment companies (the “Funds”), is a party to a Syndicated Credit Agreement (“SCA”) with a group of banks. The purpose of the SCA is to provide an alternative source of temporary funding for capital share redemptions. The table below provides details of the current SCA in effect at the reporting period-end.

	SCA
Term of Commitment	10/3/2019 –10/1/2020
Total Commitment	$1,222,500,000	*
Annualized Commitment Fee on the Unused Portion of the SCA	0.15%
Annualized Interest Rate on Borrowings	1.20% plus the higher of (1) the effective federal funds rate, (2) the one-month LIBOR rate or (3) zero percent

*	Effective March 31, 2020, the SCA’s total commitment was increased from $900,000,000 to $1,162,500,000 and subsequently, effective April 7, 2020 was increased to $1,222,500,000.

PGIM QMA International Developed Markets Index Fund	65

Notes to Financial Statements (unaudited) (continued)

Certain affiliated registered investment companies that are parties to the SCA include portfolios that are subject to a predetermined mathematical formula used to manage certain benefit guarantees offered under variable annuity contracts. The formula may result in large scale asset flows into and out of these portfolios. Consequently, these portfolios may be more likely to utilize the SCA for purposes of funding redemptions. It may be possible for those portfolios to fully exhaust the committed amount of the SCA, thereby requiring the Manager to allocate available funding per a Board-approved methodology designed to treat the Funds in the SCA equitably.

The Fund utilized the SCA during the reporting period ended April 30, 2020. The average daily balance for the 6 days that the Fund had loans outstanding during the period was approximately $82,000, borrowed at a weighted average interest rate of 2.14%. The maximum loan outstanding amount during the period was $257,000. At April 30, 2020, the Fund did not have an outstanding loan amount.

8. Risks of Investing in the Fund

The Fund’s risks include, but are not limited to, some or all of the risks discussed below:

Derivatives Risk: Derivatives involve special risks and costs and may result in losses to the Fund. The successful use of derivatives requires sophisticated management, and, to the extent that derivatives are used, the Fund will depend on the subadviser’s ability to analyze and manage derivative transactions. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are “leveraged” and therefore may magnify or otherwise increase investment losses to the Fund. Other risks arise from the potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the Fund’s derivatives positions. In fact, many OTC derivative instruments will not have liquidity beyond the counterparty to the instrument. OTC derivative instruments also involve the risk that the other party will not meet its obligations to the Fund.

Equity and Equity-Related Securities Risks: The value of a particular security could go down and you could lose money. In addition to an individual security losing value, the value of the equity markets or a sector in which the Fund invests could go down. The Fund’s holdings can vary significantly from broad market indexes and the performance of the Fund can deviate from the performance of these indexes. Different parts of a market can react differently to adverse issuer, market, regulatory, political and economic developments.

Foreign Securities Risk: The Fund’s investments in securities of foreign issuers or issuers with significant exposure to foreign markets involve additional risk. Foreign countries in which the Fund may invest may have markets that are less liquid, less regulated and more

66

volatile than US markets. The value of the Fund’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable government actions, and political or financial instability.

Geographic Concentration Risk: The Fund’s performance may be closely tied to the market, economic, political, regulatory or other conditions in the countries or regions in which the Fund invests. This can result in more pronounced risks based upon conditions that impact one or more countries or regions more or less than other countries or regions.

Large Shareholder and Large Scale Redemption Risk: Certain individuals, accounts, funds (including funds affiliated with the Manager) or institutions, including the Manager and its affiliates, may from time to time own or control a substantial amount of the Fund’s shares.

There is no requirement that these entities maintain their investment in the Fund. There is a risk that such large shareholders or that the Fund’s shareholders generally may redeem all or a substantial portion of their investments in the Fund in a short period of time, which could have a significant negative impact on the Fund’s NAV, liquidity, and brokerage costs. Large redemptions could also result in tax consequences to shareholders and impact the Fund’s ability to implement its investment strategy. The Fund’s ability to pursue its investment objective after one or more large scale redemptions may be impaired and, as a result, the Fund may invest a larger portion of its assets in cash or cash equivalents.

Market and Credit Risk: Securities markets may be volatile and the market prices of the Fund’s securities may decline. Securities fluctuate in price based on changes in an issuer’s financial condition and overall market and economic conditions. If the market prices of the securities owned by the Fund fall, the value of an investment in the Fund will decline. Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Market Disruption and Geopolitical Risks: International wars or conflicts and geopolitical developments in foreign countries, along with instability in regions such as Asia, Eastern Europe, and the Middle East, possible terrorist attacks in the United States or around the world, public health epidemics such as the outbreak of infectious diseases like the recent outbreak of coronavirus globally or the 2014–2016 outbreak in West Africa of the Ebola virus, and other similar events could adversely affect the U.S. and foreign financial markets, including increases in market volatility, reduced liquidity in the securities markets and government intervention, and may cause further long-term economic uncertainties in the United States and worldwide generally.

9. Recent Accounting Pronouncements and Reporting Updates

In August 2018, the FASB issued Accounting Standards Update (“ASU”) No. 2018-13, which changes certain fair value measurement disclosure requirements. The new ASU, in addition to other modifications and additions, removes the requirement to disclose the amount and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy,

PGIM QMA International Developed Markets Index Fund	67

Notes to Financial Statements (unaudited) (continued)

and the Fund’s policy for the timing of transfers between levels. The amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. The Manager has evaluated the implications of certain provisions of the ASU and has adopted the aspects related to the removal and modification of certain fair value measurement disclosures under the ASU. The Manager continues to evaluate certain other provisions of the ASU and does not expect a material impact to financial statement disclosures.

68

Financial Highlights (unaudited)

	Six Months Ended April 30,	Year Ended October 31,		November 17, 2016(a) through October 31,
	2020	2019	2018	2017
Per Share Operating Performance(b):
Net Asset Value, Beginning of Period	$12.16	$11.36	$12.55	$10.00
Income (loss) from investment operations:
Net investment income (loss)	0.12	0.32	0.32	0.26
Net realized and unrealized gain (loss) on investment and foreign currency transactions	(1.74)	0.76	(1.20)	2.30
Total from investment operations	(1.62)	1.08	(0.88)	2.56
Less Dividends and Distributions:
Dividends from net investment income	(0.33)	(0.27)	(0.23)	(0.01)
Distributions from net realized gains	-	(0.01)	(0.08)	-
Total dividends and distributions	(0.33)	(0.28)	(0.31)	(0.01)
Net asset value, end of period	$10.21	$12.16	$11.36	$12.55
Total Return(c):	(13.82)%	9.88%	(7.22)%	25.61%

Ratios/Supplemental Data:
Net assets, end of period (000)	$49,126	$50,807	$41,429	$30,320
Average net assets (000)	$51,303	$45,226	$36,379	$20,731
Ratios to average net assets(d):
Expenses after waivers and/or expense reimbursement	0.30% (e)	0.30%	0.30%	0.33%	(e)
Expenses before waivers and/or expense reimbursement	0.91% (e)	1.12%	1.49%	2.61%	(e)
Net investment income (loss)	2.11% (e)	2.83%	2.56%	2.39%	(e)
Portfolio turnover rate(f)	5%	13%	9%	7%

(a)	Commencement of operations.
(b)	Calculated based on average shares outstanding during the period.
(c)

Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions, if any. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods less than one full year are not annualized.

(d)	Does not include expenses of the underlying funds in which the Fund invests.
(e)	Annualized.
(f)

The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short-term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

See Notes to Financial Statements.

PGIM QMA International Developed Markets Index Fund	69

Fund Liquidity Risk Management Program (unaudited)

Consistent with Rule 22e-4 under the 1940 Act (the “Liquidity Rule”), the Fund has adopted and implemented a liquidity risk management program (the “LRMP”). The Fund’s LRMP seeks to assess and manage the Fund’s liquidity risk, which is defined as the risk that the Fund is unable to meet investor redemption requests without significantly diluting the remaining investors’ interests in the Fund. The Fund’s Board of Trustees (the “Board”) has approved PGIM Investments LLC (“PGIM Investments”), the Fund’s investment manager, to serve as the administrator of the Fund’s LRMP. As part of its responsibilities as administrator, PGIM Investments has retained a third party to perform certain functions, including providing market data and liquidity classification model information.

The Fund’s LRMP includes a number of processes designed to support the assessment and management of its liquidity risk. In particular, the Fund’s LRMP includes no less than annual assessments of factors that influence the Fund’s liquidity risk; no less than monthly classifications of the Fund’s investments into one of four liquidity classifications provided for in the Liquidity Rule; a 15% of net assets limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); establishment of a minimum percentage of the Fund’s assets to be invested in investments classified as “highly liquid” (as defined under the Liquidity Rule) if the Fund does not invest primarily in highly liquid investments; and regular reporting to the Fund’s Board.

At a meeting of the Board of Trustees on March 3-5, 2020, PGIM Investments provided a written report (“LRMP Report”) to the Board addressing the operation, adequacy, and effectiveness of the Fund’s LRMP, including any material changes to the LRMP for the period from the inception of the Fund’s program on December 1, 2018 through December 31, 2019 (“Reporting Period”). The LRMP Report concluded that the Fund’s LRMP was reasonably designed to assess and manage the Fund’s liquidity risk and was adequately and effectively implemented during the Reporting Period. There were no material changes to the LRMP during the Reporting Period. The LRMP Report further concluded that the Fund’s investment strategies continue to be appropriate given the Fund’s status as an open-end fund.

There can be no assurance that the LRMP will achieve its objectives in the future. Additional information regarding risks of investing in the Fund, including liquidity risks presented by the Fund’s investment portfolio, is found in the Fund’s Prospectus and Statement of Additional Information.

70

∎ MAIL	∎ TELEPHONE	∎ WEBSITE
655 Broad Street Newark, NJ 07102	(800) 225-1852	pgiminvestments.com

PROXY VOTING
The Board of Trustees of the Fund has delegated to the Fund’s subadviser the responsibility for voting any proxies and maintaining proxy recordkeeping with respect to the Fund. A description of these proxy voting policies and procedures is available without charge, upon request, by calling (800) 225-1852. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available on the Fund’s website and on the Securities and Exchange Commission’s website.

TRUSTEES
Ellen S. Alberding • Kevin J. Bannon • Scott E. Benjamin • Linda W. Bynoe • Barry H. Evans • Keith F. Hartstein • Laurie Simon Hodrick • Michael S. Hyland • Stuart S. Parker • Brian K. Reid • Grace C. Torres

OFFICERS
Stuart S. Parker, President • Scott E. Benjamin, Vice President • Christian J. Kelly, Treasurer and Principal Financial and Accounting Officer • Claudia DiGiacomo, Chief Legal Officer • Dino Capasso, Chief Compliance Officer • Charles H. Smith, Anti-Money Laundering Compliance Officer • Andrew R. French, Secretary • Jonathan D. Shain, Assistant Secretary • Melissa Gonzalez, Assistant Secretary • Diana N. Huffman, Assistant Secretary • Kelly A. Coyne, Assistant Secretary • Lana Lomuti, Assistant Treasurer • Russ Shupak, Assistant Treasurer • Elyse McLaughlin, Assistant Treasurer • Deborah Conway, Assistant Treasurer

MANAGER	PGIM Investments LLC	655 Broad Street Newark, NJ 07102

SUBADVISER	QMA LLC	Gateway Center Two 100 Mulberry Street Newark, NJ 07102

DISTRIBUTOR	Prudential Investment Management Services LLC	655 Broad Street Newark, NJ 07102

CUSTODIAN	The Bank of New York Mellon	240 Greenwich Street New York, NY 10286

TRANSFER AGENT	Prudential Mutual Fund Services LLC	PO Box 9658 Providence, RI 02940

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	PricewaterhouseCoopers LLP	300 Madison Avenue New York, NY 10017

FUND COUNSEL	Willkie Farr & Gallagher LLP	787 Seventh Avenue New York, NY 10019

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. An investor may obtain the prospectus by visiting our website at pgiminvestments.com or by calling (800) 225-1852. The prospectus should be read carefully before investing.

SHAREHOLDER COMMUNICATIONS WITH TRUSTEES
Shareholders can communicate directly with the Board of Trustees by writing to the Chair of the Board, PGIM QMA International Developed Markets Index Fund, PGIM Investments, Attn: Board of Trustees, 655 Broad Street, Newark, NJ 07102. Shareholders can communicate directly with an individual Trustee by writing to the same address. Communications are not screened before being delivered to the addressee.

AVAILABILITY OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT filings are available on the Commission’s website at sec.gov.

Mutual Funds:

ARE NOT INSURED BY THE FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	ARE NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

PGIM QMA INTERNATIONAL DEVELOPED MARKETS INDEX FUND

NASDAQ	PQDMX
CUSIP	74440E607

Item 2 – Code of Ethics — Not required, as this is not an annual filing.

Item 3 – Audit Committee Financial Expert – Not required, as this is not an annual filing.

Item 4 – Principal Accountant Fees and Services – Not required, as this is not an annual filing.

Item 5 – Audit Committee of Listed Registrants – Not required, as this is not an annual filing.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 – Controls and Procedures

(a)It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)There has been no significant change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant's internal control over financial reporting.

Item 12 – Controls and Procedures - Disclosure of Securities Lending Activities for Closed-End Management Investment Companies – Not applicable.

Item 13 – Exhibits

(a)(1) Code of Ethics – Not required, as this is not an annual filing.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(4)Registrant's Independent Public Accountant, attached as Exhibit 99.ACCT

(b)Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prudential Investment Portfolios 2
By:	/s/ Andrew R. French
Andrew R. French
Secretary
Date:	June 15, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer
Date:	June 15, 2020
By:	/s/ Christian J. Kelly
Christian J. Kelly
Treasurer and Principal Financial and Accounting Officer
Date:	June 15, 2020